                             The AAL Mutual Funds

                               Semi-Annual Report
                                October 31, 1995



                            [ART WORK APPEARS HERE]



                              Helping You Build a
                            Better Financial Future



                       The AAL Smaller Company Stock Fund

                           The AAL Capital Growth Fund

                             The AAL Utilities Fund

                               The AAL Bond Fund

                           The AAL Municipal Bond Fund

                            The AAL Money Market Fund



                            [AAL LOGO APPEARS HERE]
                             The AAL Mutual Funds

                            [AAL LOGO APPEARS HERE]

                             The AAL Mutual Funds
       ----------------------------------------------------------------
                222 West College Avenue, Appleton, WI 54919-0007
                                  800-553-6319


December 1, 1995


Dear AAL Mutual Funds Shareholder:

1995 has been a year of moderate growth and low inflation. In this environment, investor confidence increased and raised most markets to record highs. We are pleased to report that this performance has been reflected in positive returns for all our Funds. For the six-month period covered by this semi-annual report, May 1, 1995, through October 31, 1995, the Funds' total returns*, based upon the net amount invested after deducting the maximum 4.75% sales charge, were:

                 31.14%      The AAL Smaller Company Stock Fund
                 12.44%      The AAL Capital Growth Fund
                 15.19%      The AAL Utilities Fund
                  6.69%      The AAL Bond Fund
                  6.14%      The AAL Municipal Bond Fund

During this period we have completed the process of assuming the day-to-day portfolio management for all of the Funds, except for The AAL International Fund, with our experienced staff of portfolio managers. This evolution in portfolio management began on November 1, 1995. One immediate benefit has been a substantial reduction in advisory fees paid by the Funds, which is expected to save shareholders between $750,000 and $1,000,000 in 1996, as we begin to pass along the benefits of this transition.

The Funds have also added a significant new service, cost-basis reporting, to make investing easier for shareholders. The AAL Mutual Funds will now report the cost basis of mutual fund shares liquidated during the tax year so shareholders can easily report the gain or loss realized on these liquidations on their tax returns. Shareholders should receive the cost-basis reporting information with their year-end tax statements for 1995 (which they should receive in early February of 1996). We strongly encourage shareholders to consult with their professional advisers for additional information on tax reporting.

We are also pleased to announce that AAL has recently created a site called AALnet on Compuserve (Go AALnet). This new service uses computer technology to provide a variety of information to members including mutual fund prices.

We look forward to meeting your investment needs in 1996 and beyond and will continue providing you with the services necessary to meet your financial goals.



                                       /s/ John H. Pender
                                           John H. Pender
                                           President and Chairman of the Board
                                           The AAL Mutual Funds

*The SEC standardized average total returns for The AAL Mutual Funds,** based upon gross amount invested, including the maximum 4.75 percent sales charge, were:

-----------------------------------------------------------------------------------------------------------
                                                                                        From Inception
                                              12 months ended      5 years ended        (July 16, 1987) to
                                              September 30, 1995   September 30, 1995   September 30, 1995
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
The AAL Smaller
 Company Stock Fund                                  35.42%                 NA                 13.97%***
-----------------------------------------------------------------------------------------------------------
The AAL Capital
 Growth Fund                                         20.96%               13.72%                9.18%
-----------------------------------------------------------------------------------------------------------
The AAL Utilities Fund                               11.60%                 N/A                 3.95%****
-----------------------------------------------------------------------------------------------------------
The AAL Bond Fund                                     5.82%                7.30%                7.13%
-----------------------------------------------------------------------------------------------------------
The AAL Municipal
  Bond Fund                                           5.46%                7.03%                6.29%
-----------------------------------------------------------------------------------------------------------

Total returns are calculated after reimbursement of certain Fund expenses by the Investment Adviser. The Adviser has reimbursed the Funds at various times and for various amounts during the Funds' existence.

Investment returns and principal values are subject to fluctuation, and shares, when redeemed, may be worth more or less than their purchase price. Past performance is not an indication of future results.

**The AAL U. S. Government Zero Coupon Target Funds, Series 2001 and 2006, are closed to new investors and their financial information is contained in a separate annual report. The financial information for The AAL International Fund is also contained in a separate report.

***From inception June 30, 1993.

****From inception March 17, 1994.
-------------------------------------------------------------------------------

This report is submitted for the information of the shareholders of The AAL Mutual Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by the current prospectuses for The AAL Mutual Funds which contain more complete information about the Funds, including investment policies, charges and expenses.

THE AAL Smaller
Company Stock Fund


The Fund In Review
-------------------------------------------------------------------------------
Q. After a roller coaster performance in 1994, how was the Fund able to rebound so dramatically through October of 1995?

A. The strong performance by The AAL Smaller Company Stock Fund in 1995 can be attributed to two main factors. The first was a stable to declining interest rate environment that is positive for equities in general. The second was strong earnings reports from many companies in 1995. The AAL Smaller Company Stock Fund's orientation is toward companies with very strong earnings growth. The combination of lower interest rates and higher earnings growth was very good for The AAL Smaller Company Stock Fund through October of this year.

Q. What sectors or stocks in the portfolio performed well during the six-month period ended October 31, 1995?

A. Several sectors have performed exceptionally well over the past six months. Most notably has been the technology sector which increased almost 30% during that time period. The operating fundamentals for many technology companies have been strong and these companies have delivered superior earnings increases. Another strong performing sector was health care stocks, which returned more than 20% for the six-month period.


                          Average Annual Total Return
                        ...............................

         As of September 30, 1995 . Based upon the Net Amount Invested

        1-Year                5-Year             From Inception
                                                 (June 30, 1993)
                42.18%               N/A                          16.47%

            Past performance is not an indication of future results.

Q.  Looking ahead, how will the Fund be positioned for continued growth?

A. The Fund will retain many of the same characteristics that it has now. We will still be investing in rapidly growing companies. We also will be looking for small and mid-capitalization companies we think will become much larger companies in the future. In the near term, the portfolio structure will change as the Fund becomes more broadly diversified. Currently, there is an overweighting in technology stocks relative to the rest of the portfolio. Technology stocks have done well, but the risk profile of these stocks has increased with the higher stock prices. The AAL Smaller Company Stock Fund will continue with a sizable technology weighting; however, some of these allocations will be shifted to other sectors of the stock market.


 Portfolio
 Sector Chart

 Computer Software..............  23%
 Electronics....................  17%
 Cash & Cash Equivalents........  15%
 Health Care....................  14%
 Retail.........................  12%
 Telecommunications.............   8%
 Consumer-Related...............   6%
 Other Equities.................   3%
 Financial Services.............   2%
  Total......................... 100%


 10 Largest
    Holdings

 Peoplesoft Inc.
 HBO & Company
 Stratacom, Inc.
 Oxford Health Plans Inc.
 Atmel Corporation
 Glenayre Technologies, Inc.
 Intuit, Inc.
 Linear Technology Corporation
 HEALTHSOUTH Corporation
 Parametric Technology Company

THE AAL Capital
Growth Fund

The Fund In Review
-------------------------------------------------------------------------------
Q. The Fund had a total return of 12.44% for the six-month period ended October 31, 1995. What market factors will affect performance into 1996?

A. The factors that will most affect the market going forward are interest rates, economic growth and inflation. In the last six months, the threat of accelerating inflation receded, the economy continued to grow and interest rates declined. This provided a very good market environment for stocks.

Q. The Fund has invested more than 60% of its portfolio in technology, consumer, financial services and drug and chemical stocks. Will any changes be made in this allocation?

A. No. The five sectors outlined now comprise about 60% of the S&P 500, and we plan to continue to approximate this percentage and weighting in the Fund. Depending on the sector, we expect the Fund will not have less than half, nor more than two times the weighting of that sector in the S&P 500.

                         Return on a $10,000 Investment

[_]  Value of shares initially purchased ($16,400)
[_]  Value of shares acquired through
     reinvestment of dividends and
     capital gains ($2,618)

       -------------------
           Initial Net
           Asset Value
             $9,525
       -------------------

                       [PERFORMANCE CHART APPEARS HERE]

                          The AAL Capital Growth Fund
                                    29-Sep-95
                    (Assuming Reinvestment of all Dividends)


                          Original Amount  Dividends and    Total
            Date          Invested         Capital Gains    Value
            ----          --------         -------------    -----
            28-Sep-90     $       9,525    $           0    $        9,525
            31-Oct-90     $       9,609    $           0    $        9,609                                                        -
            30-Nov-90     $      10,239    $           0    $       10,239
            27-Dec-90     $      10,333    $         135    $       10,468
            31-Dec-90     $      10,389    $         136    $       10,525
            31-Jan-91     $      10,614    $         139    $       10,753
            28-Feb-91     $      11,272    $         148    $       11,419
            29-Mar-91     $      11,648    $         153    $       11,800
            30-Apr-91     $      11,666    $         153    $       11,819
            31-May-91     $      12,145    $         159    $       12,304
            28-Jun-91     $      11,732    $         154    $       11,886
             2-Jul-91     $      11,779    $         301    $       12,080
            31-Jul-91     $      12,023    $         307    $       12,330
            30-Aug-91     $      12,277    $         313    $       12,590
            30-Sep-91     $      12,183    $         311    $       12,494
            31-Oct-91     $      12,380    $         316    $       12,696
            30-Nov-91     $      11,976    $         306    $       12,282
            27-Dec-91     $      12,906    $         465    $       13,372
            31-Dec-91     $      13,226    $         477    $       13,703
            31-Jan-92     $      12,906    $         465    $       13,372
            28-Feb-92     $      12,963    $         467    $       13,430
            31-Mar-92     $      12,765    $         460    $       13,226
            30-Apr-92     $      13,207    $         476    $       13,683
            29-May-92     $      13,291    $         479    $       13,771
            30-Jun-92     $      13,104    $         472    $       13,576
             6-Jul-92     $      13,094    $         599    $       13,693
            31-Jul-92     $      13,451    $         615    $       14,066
            31-Aug-92     $      13,291    $         608    $       13,899
            30-Sep-92     $      13,395    $         612    $       14,007
            30-Oct-92     $      13,554    $         620    $       14,174
            30-Nov-92     $      13,846    $         633    $       14,479
            31-Dec-92     $      13,714    $         770    $       14,485
            31-Dec-92     $      13,714    $         770    $       14,485
            29-Jan-93     $      13,479    $         757    $       14,236
            26-Feb-93     $      13,855    $         778    $       14,633
            31-Mar-93     $      14,015    $         787    $       14,802
            30-Apr-93     $      13,930    $         783    $       14,713
            31-May-93     $      14,146    $         795    $       14,941
            30-Jun-93     $      14,118    $         793    $       14,911

             1-Jul-93     $      13,921    $         923    $       14,844
            30-Jul-93     $      13,846    $         918    $       14,763
            31-Aug-93     $      14,240    $         944    $       15,184
            30-Sep-93     $      14,080    $         933    $       15,014
            29-Oct-93     $      14,428    $         956    $       15,384
            30-Nov-93     $      14,296    $         948    $       15,244
            31-Dec-93     $      14,212    $       1,086    $       15,298
            31-Dec-93     $      14,212    $       1,150    $       15,362
            31-Jan-94     $      14,315    $       1,159    $       15,474
            28-Feb-94     $      13,949    $       1,129    $       15,078
            31-Mar-94     $      13,423    $       1,086    $       14,509
            29-Apr-94     $      13,611    $       1,102    $       14,712
            31-May-94     $      13,630    $       1,103    $       14,733
            30-Jun-94     $      13,179    $       1,232    $       14,411
            31-Jul-94     $      13,498    $       1,262    $       14,760
            31-Aug-94     $      13,883    $       1,298    $       15,181
            30-Sep-94     $      13,695    $       1,281    $       14,976
            31-Oct-94     $      14,033    $       1,312    $       15,346
            30-Nov-94     $      13,611    $       1,273    $       14,883
            31-Dec-94     $      13,160    $       1,852    $       15,012
            31-Jan-95     $      13,489    $       2,041    $       15,529
            28-Feb-95     $      13,930    $       2,108    $       16,038
            31-Mar-95     $      14,174    $       2,144    $       16,319
            30-Apr-95     $      14,616    $       2,211    $       16,827
            31-May-95     $      15,123    $       2,288    $       17,411
            30-Jun-95     $      15,208    $       2,427    $       17,635
            31-Jul-95     $      15,724    $       2,510    $       18,234
            31-Aug-95     $      15,658    $       2,499    $       18,158
            30-Sep-95     $      16,401    $       2,618    $       19,018


This chart illustrates the cumulative total return of an initial $10,000 investment in the Fund made September 30, 1990. Initial net asset value ($9,525) is the amount received by the Fund after deducting the maximum sales charge of 4.75%.

The value of reinvested dividends and capital gains totaled $2,618 and the initial principal amount appreciated from $9,525 to $16,400, for a total value of $19,018 as of September 30, 1995.

                          Average Annual Total Return


         As of September 30, 1995 . Based upon the Net Amount Invested

        1-Year               5-Year              From Inception
                                                 (July 16, 1987)
                26.99%              14.83%                        9.83%

            Past performance is not an indication of future results.

Q. What industries or sectors in the Fund's portfolio experienced the most success during the period?

A. The sectors that performed the best over the last six months have been technology, finance and drug stocks.

Q.  Going forward, what is the outlook for U.S. equities?

A. The outlook for U.S. equities is good. The economy continues to grow at a reasonable rate. As inflation continues downward, interest rates should decline as well, which is good for equities. The most difficult hurdle for the equity market now is the rate of growth in profits may slow next year. That is why we are emphasizing those stocks and sectors that can continue to grow their earnings at the same rate or higher next year.


 Portfolio
 Sector Chart

 Technology.........................  19%
 Consumer-Related...................  16%
 Financial Services.................  15%
 Drugs & Chemical...................  11%
 Other Equities.....................   9%
 Petroleum..........................   8%
 Utilities..........................   8%
 Cash & Cash Equivalents............   6%
 Retail.............................   6%
 Office Equipment...................   2%
  Total............................. 100%


 10 Largest
    Holdings

 Merck & Co., Incorporated
 Exxon Corporation
 Mobil Corporation
 General Electric Company
 American International Group
 National City Corporation
 American Express Company
 Pfizer Incorporated
 Automatic Data Processing,
  Incorporated
 Raytheon Company

THE AAL Utilities Fund

The Fund In Review
--------------------------------------------------------------------------------
Q. Why has the Fund made such a major turnaround in 1995 after a very difficult 1994?

A. 1994 was a difficult year for the equity markets and most mutual funds, particularly those that are more sensitive to interest rates, because rates climbed sharply through most of the year. Additionally, there were growing concerns about increased competition, especially in the electric utility industry. Both of these factors have reversed in 1995. Interest rates moved down substantially through the first half of this year and again since early October. On the regulatory front, there have been indications that increased competition will probably be phased in more slowly and in a more orderly fashion than was originally thought.

Q. Specifically, how has the downward trend in interest rates affected utility fund investors?

A. Because dividends play such a significant role in the total return of electric utilities, these stocks, much like bonds, are more sensitive to interest rate swings than most equities. Consequently, the downward trend in interest rates since late last year has had a very positive impact on the performance of electric utility stocks. This positive interest rate environment is probably the most significant factor in explaining the dramatically improved performance of utility funds in 1995 versus 1994.

Q. Much continues to be written about increased competition in the utility industries. How rapidly is this increased competition happening, and what impact is it likely to have on utility stocks?

A. Increased competition will be a way of life in the future for all utility industries. The unknown at this time is how rapidly competition will be introduced.

                          Average Annual Total Return
                        ...............................

         As of September 30, 1995 . Based upon the Net Amount Invested

        1-Year                5-Year             From Inception
                                                 (March 17, 1994)
                17.16%               N/A                          7.31%


            Past performance is not an indication of future results.


    Increased competition for electric utilities began originally with the passage of The National Energy Policy Act of 1992. The Act introduced more competition for both the generation and sale of wholesale power. The wholesale market, however, is not large enough to have a significant impact on the earnings of many utilities. The more serious form of competition will occur at the retail level where a large industrial customer will be allowed to bypass its local utility and buy power from some distant low-cost utility. The introduction of retail competition will be determined by individual states and will likely take many forms and be an evolutionary rather than a revolutionary process. Companies with low-cost generating capacity and proactive managements will emerge as the winners in the marketplace.

    The telephone industry has faced a more competitive environment for several years and there is more comprehensive telecommunications legislation currently being debated in Congress. The outlook for this new legislation and the impact it will have on increasing competition and opening up new markets is unclear at this point. However, companies which have prepared for increased competition should outperform the industry.

Q. Among utility stocks, do you see certain sectors, such as electric or telephone companies, that are likely to be outstanding market performers going forward?

A. The AAL Utilities Fund's approach to investing is not a top-down sector approach. We do not build our portfolio by identifying attractive sectors and then buying stocks in those sectors. Instead, we try to identify companies with attractive fundamentals and build our portfolio from the bottom-up. After our portfolio is established, we do sensitivity analyses and look at our sector weightings. We may make adjustments to our sectors for diversification purposes.

    Over the next five years, deregulation and increased competition will continue to be the primary forces impacting both the electric and telephone industries. This constantly changing regulatory environment will create investment opportunities in both industries. We will continue to focus on companies that are well-positioned for a more competitive environment and that have high-quality managements.


Portfolio
Mix


                           [PIE CHART APPEARS HERE]


 .  Stocks:  85%
 .  Bonds:   12%
 .  Cash and Cash Equivalents:  3%


                           [PIE CHART APPEARS HERE]


 .  Domestic:  90%
 .  Foreign:   10%
   Includes ADR's


Largest Holdings

SBC Communications Incorporated
Ameritech Corporation
NIPSCO Industries Incorporated
AT&T Company
U S WEST, Incorporated

The AAL Bond Fund


The Fund In Review
-------------------------------------------------------------------------------
Q. The Fund has rebounded from a less than inspiring performance in 1994. What factors have lead to the turnaround?

A. The primary reason is the dramatic decline in interest rates from the end of 1994 through the end of October 1995. What we saw in 1994 were investors' fears that the economy was heating up and that we would begin to see an increase in the rate of inflation. Those fears were coupled with the Federal Reserve Board's actions of moving the discount rate from 3.00% at the end of 1993 to 4.75% at the end of 1994. Due to this strong anti-inflation signal the Fed sent the market, and investor perceptions that the economy is slowing, we have experienced a decrease in 10-year government bond yields of about 1.80% in 1995.

Q. With interest rates trending downward, what happens to the underlying value of the bonds in the portfolio?

A. As interest rates decline, bond values increase. The price on a bond varies not only with its maturity, but its structure as well. Structure includes special bond features which serve to limit or "cap" the bond's price appreciation resulting from a decrease in interest rates.


                        Return on a $10,000 Investment
                      ..................................


[_]  Value of shares initially purchased ($9,990)
[_] Value of shares acquired through reinvestment of dividends and capital gains ($4,235)

                       [PERFORMANCE GRAPH APPEARS HERE]

                               The AAL Bond Fund
                                    29-Sep-95
                    (Assumes Reinvestment of all Dividends)



                      Original Amount   Dividends and
         Date         Invested          Capital gains         Total Value
         ----         --------          -------------         -----------
         28-Sep-90    $         9,525    $             0      $        9,525
         31-Oct-90    $         9,575    $            70      $        9,645
         30-Nov-90    $         9,697    $           136      $        9,833
         31-Dec-90    $         9,767    $           203      $        9,971
         31-Jan-91    $         9,818    $           270      $       10,088
         28-Feb-91    $         9,828    $           335      $       10,163
         29-Mar-91    $         9,828    $           395      $       10,223
         30-Apr-91    $         9,868    $           469      $       10,337
         31-May-91    $         9,868    $           536      $       10,404
         28-Jun-91    $         9,798    $           593      $       10,391
         31-Jul-91    $         9,848    $           668      $       10,517
         30-Aug-91    $         9,990    $           743      $       10,733
         30-Sep-91    $        10,131    $           821      $       10,953
         31-Oct-91    $        10,212    $           894      $       11,106
         30-Nov-91    $        10,232    $           959      $       11,191
         27-Dec-91    $        10,425    $           991      $       11,416
         31-Dec-91    $        10,475    $         1,064      $       11,539
         31-Jan-92    $        10,232    $         1,105      $       11,338
         28-Feb-92    $        10,232    $         1,168      $       11,400
         31-Mar-92    $        10,121    $         1,223      $       11,344
         30-Apr-92    $        10,131    $         1,288      $       11,420
         29-May-92    $        10,253    $         1,366      $       11,618
         30-Jun-92    $        10,374    $         1,451      $       11,825
         31-Jul-92    $        10,556    $         1,542      $       12,098
         31-Aug-92    $        10,596    $         1,613      $       12,209
         30-Sep-92    $        10,687    $         1,692      $       12,379
         30-Oct-92    $        10,465    $         1,719      $       12,184
         30-Nov-92    $        10,354    $         1,767      $       12,121
         31-Dec-92    $        10,425    $         1,823      $       12,247
         31-Dec-92    $        10,425    $         1,888      $       12,313
         29-Jan-93    $        10,576    $         1,976      $       12,552
         28-Feb-93    $        10,708    $         2,065      $       12,772
         31-Mar-93    $        10,698    $         2,132      $       12,830
         30-Apr-93    $        10,728    $         2,201      $       12,929
         28-May-93    $        10,657    $         2,244      $       12,902
         30-Jun-93    $        10,799    $         2,344      $       13,142

          1-Jul-93    $        10,728    $         2,418      $       13,146
         30-Jul-93    $        10,708    $         2,475      $       13,182
         31-Aug-93    $        10,859    $         2,574      $       13,434
         30-Sep-93    $        10,839    $         2,631      $       13,470
         29-Oct-93    $        10,829    $         2,685      $       13,514
         30-Nov-93    $        10,627    $         2,700      $       13,327
         31-Dec-93    $        10,445    $         2,891      $       13,336
         31-Dec-93    $        10,445    $         2,951      $       13,396
         31-Jan-94    $        10,536    $         3,038      $       13,574
         28-Feb-94    $        10,253    $         3,017      $       13,269
         31-Mar-94    $         9,949    $         2,989      $       12,939
         29-Apr-94    $         9,798    $         3,003      $       12,800
         31-May-94    $         9,737    $         3,045      $       12,782
         30-Jun-94    $         9,676    $         3,086      $       12,763
         29-Jul-94    $         9,777    $         3,178      $       12,955
         31-Aug-94    $         9,747    $         3,235      $       12,982
         30-Sep-94    $         9,565    $         3,239      $       12,804
         31-Oct-94    $         9,494    $         3,279      $       12,773
         30-Nov-94    $         9,393    $         3,311      $       12,704
         30-Dec-94    $         9,383    $         3,374      $       12,757
         30-Dec-94    $         9,383    $         3,377      $       12,761
         31-Jan-95    $         9,484    $         3,486      $       12,970
         28-Feb-95    $         9,626    $         3,607      $       13,232
         31-Mar-95    $         9,646    $         3,685      $       13,331
         28-Apr-95    $         9,717    $         3,779      $       13,495
         31-May-95    $         9,970    $         3,953      $       13,922
         30-Jun-95    $         9,980    $         4,027      $       14,007
         31-Jul-95    $         9,889    $         4,059      $       13,948
         31-Aug-95    $         9,949    $         4,151      $       14,101
         30-Sep-95    $         9,990    $         4,235      $       14,225


This chart illustrates the cumulative total return of an initial $10,000 investment in the Fund made September 30, 1990. Initial net asset value ($9,525) is the amount received by the Fund after deducting the maximum sales charge of 4.75%.

The value of reinvested dividends and capital gains totaled $4,235 and the initial principal amount appreciated from $9,525 to $9,990, for a total value of $14,225 as of September 30, 1995.


                          Average Annual Total Return
                        ...............................


         As of September 30, 1995 . Based upon the Net Amount Invested

        1-Year                5-Year             From Inception
                                                 (July 16, 1987)
                11.10%               8.35%                        7.77%


            Past performance is not an indication of future results.

Q.  Do you anticipate any changes in the Fund's portfolio?

A. Over time, the Fund will increase its allocations of corporate bonds and decrease its allocation of Collateralized Mortgage Obligations (CMOs) and mortgage-backed bonds. The strategy will enable the Fund to maintain a high level of liquidity, selling bonds that we currently own and purchasing bonds which are more attractive securities. At present, the Fund is attempting to move more of the portfolio's cash flows into the five- to seven-year area of the yield curve. Because the incremental yield available in longer-term securities is relatively low by historical standards, it appears the five- to seven-year area offers the most potential for price increases as interest rates trend downward.


Percentages of
Fund Holdings
By Rating


                           [PIE CHART APPEARS HERE]


 . AAA     71%
 . AA       9%
 . A       16%
 . BBB      4%
         ----
         100%


                             As of October 31, 1995
-------------------------------------------------------------------------------
                          Average Maturity: 7.5 years
                              Average Quality: AA+

The AAL Municipal
Bond Fund


The Fund In Review
-------------------------------------------------------------------------------
Q. The Fund's performance improved dramatically during the period. How did it perform relative to other municipal bond funds?

A. Relative to its peer group, the Fund performed well. The Fund's 6.13% return (on net asset value) during the six-month reporting period outperformed both the Lipper (5.97%) and Morningstar (5.52%) peer group averages.

    The Fund's improved performance was due to several factors including:
    1) a slightly more aggressive average maturity that enhanced performance as interest rates declined; and
    2) a strategy of proactively searching for pricing inefficiencies in the market. We were able to take advantage of an over-supply of undervalued securities that created a buying opportunity for the Fund. At some future date, when the supply of bonds begins to shrink, these bonds are expected to increase in relative value.

Q. "The Wall Street Journal" each week assigns letter grades to funds for their performance over various time periods. During this recent period, the Fund maintained either an "A" or "B" ranking for its 12-month performance. What exactly does this rating mean?



                        Return on a $10,000 Investment
                      ..................................


[_]  Value of shares initially purchased ($10,701)
[_] Value of shares acquired through reinvestment of dividends and capital gains ($3,344)


         -------------------
             Initial Net
             Asset Value
               $9,525
         -------------------

                       [PERFORMANCE CHART APPEARS HERE]

                          The AAL Municipal Bond Fund
                                   29-Sep-95
                    (Assuming Reinvestment of all Dividends)

                      Original Amount   Dividends and
         Date         Invested          Capital gains         Total Value
         ----         --------          -------------         -----------
         28-Sep-90    $         9,525   $            (0)      $        9,525
         31-Oct-90    $         9,613   $            (0)      $        9,613
         30-Nov-90    $         9,770   $            (0)      $        9,770
         27-Dec-90    $         9,760   $              4      $        9,764
         31-Dec-90    $         9,760   $            158      $        9,918
         31-Jan-91    $         9,809   $            159      $        9,968
         28-Feb-91    $         9,858   $            160      $       10,018
         29-Mar-91    $         9,848   $            307      $       10,155
         30-Apr-91    $         9,926   $            309      $       10,236
         31-May-91    $         9,946   $            310      $       10,256
         28-Jun-91    $         9,868   $            463      $       10,331
         31-Jul-91    $         9,956   $            467      $       10,423
         30-Aug-91    $        10,015   $            470      $       10,485
         30-Sep-91    $        10,083   $            632      $       10,715
         31-Oct-91    $        10,132   $            635      $       10,767
         30-Nov-91    $        10,093   $            632      $       10,726
         27-Dec-91    $        10,211   $            644      $       10,854
         31-Dec-91    $        10,240   $            803      $       11,043
         31-Jan-92    $        10,211   $            800      $       11,011
         28-Feb-92    $        10,152   $            796      $       10,947
         31-Mar-92    $        10,103   $            946      $       11,049
         30-Apr-92    $        10,152   $            951      $       11,103
         29-May-92    $        10,230   $            958      $       11,189
         30-Jun-92    $        10,338   $          1,123      $       11,461
         31-Jul-92    $        10,681   $          1,160      $       11,841
         31-Aug-92    $        10,465   $          1,137      $       11,602
         30-Sep-92    $        10,436   $          1,293      $       11,729
         30-Oct-92    $        10,250   $          1,270      $       11,519
         30-Nov-92    $        10,436   $          1,293      $       11,729
         31-Dec-92    $        10,505   $          1,302      $       11,807
         31-Dec-92    $        10,505   $          1,458      $       11,963
         29-Jan-93    $        10,573   $          1,468      $       12,041
         26-Feb-93    $        10,848   $          1,506      $       12,353
         31-Mar-93    $        10,730   $          1,646      $       12,377
         30-Apr-93    $        10,769   $          1,652      $       12,422
         28-May-93    $        10,769   $          1,652      $       12,422

         30-Jun-93    $        10,887   $          1,827      $       12,714
         30-Jul-93    $        10,857   $          1,822      $       12,680
         31-Aug-93    $        11,014   $          1,849      $       12,863
         30-Sep-93    $        11,112   $          2,022      $       13,134
         29-Oct-93    $        11,122   $          2,023      $       13,145
         30-Nov-93    $        10,955   $          1,993      $       12,948
         31-Dec-93    $        11,112   $          2,045      $       13,157
         31-Dec-93    $        11,112   $          2,200      $       13,312
         31-Jan-94    $        11,191   $          2,216      $       13,406
         28-Feb-94    $        10,877   $          2,153      $       13,031
         31-Mar-94    $        10,397   $          2,214      $       12,611
         29-Apr-94    $        10,348   $          2,204      $       12,552
         31-May-94    $        10,367   $          2,208      $       12,576
         30-Jun-94    $        10,289   $          2,348      $       12,637
         29-Jul-94    $        10,426   $          2,379      $       12,806
         31-Aug-94    $        10,416   $          2,377      $       12,794
         30-Sep-94    $        10,201   $          2,485      $       12,685
         31-Oct-94    $         9,995   $          2,434      $       12,430
         30-Nov-94    $         9,760   $          2,377      $       12,137
         30-Dec-94    $         9,917   $          2,571      $       12,488
         30-Dec-94    $         9,917   $          2,639      $       12,555
         31-Jan-95    $        10,113   $          2,691      $       12,804
         28-Feb-95    $        10,407   $          2,769      $       13,176
         31-Mar-95    $        10,456   $          2,948      $       13,403
         28-Apr-95    $        10,475   $          2,953      $       13,429
         31-May-95    $        10,730   $          3,025      $       13,755
         30-Jun-95    $        10,603   $          3,155      $       13,758
         31-Jul-95    $        10,622   $          3,214      $       13,837
         31-Aug-95    $        10,681   $          3,286      $       13,967
         30-Sep-95    $        10,701   $          3,345      $       14,045


This chart illustrates the cumulative total return of an initial $10,000 investment in the Fund made September 30, 1990. Initial net asset value ($9,525) is the amount received by the Fund after deducting the maximum sales charge of 4.75%.

The value of reinvested dividends and capital gains totaled $3,344 and the initial principal amount appreciated from $9,525 to $10,701, for a total value of $14,045 as of September 30, 1995.


                          Average Annual Total Return
                        ...............................


         As of September 30, 1995 . Based upon the Net Amount Invested

        1-Year                5-Year             From Inception
                                                 (July 16, 1987)
                10.72%               8.08%                        6.92%


            Past performance is not an indication of future results.

A. The letter grades correspond with the ranking of each fund within its respective Lipper peer group. Those funds that have performed within the top 20% of their group receive an "A" rating, the next 20% a "B" rating, and so on. We are proud that the Fund consistently performed above average. Our goal, obviously, is to continue to remain competitive with the top performing funds in this group. We're hopeful, however, that over time the Fund's long-term ratings will improve as well. Ultimately, long-term ratings are what an investor should focus on when selecting a municipal bond fund.

Q. There has been talk about possible changes in the tax laws that could adversely impact municipal bond investing. What are your views?

A. Tax reform is not an uncommon topic of congressional discussion. The tax code has been revised essentially every two years since the last major reform in 1986. What is surprising this time is the radical nature of the reform proposals being discussed. When news of these proposals first became known in April, there was a negative impact on municipal valuations. After analyzing the details of these proposals, however, many think they're very debatable. The complexity of the tax code and the strong influence of the numerous, disparate special interest groups which would be involved in the reform make radical change unlikely in the near term.

    Municipal valuations have improved slightly since April, but remain near their historically low levels relative to Treasury Bonds. It will be some time before we know the outcome of this debate. Until then, in spite of the political rhetoric and media hype, our focus will remain on the outlook for the economy and inflation-two important variables that ultimately have the greatest impact on the direction of interest rates and Fund performance.

Q. In the last six months the Fund was able to lock in some higher yielding bonds. How was this accomplished and what does it mean for shareholders?

A. The Fund accomplished this in two ways. First we bought bonds with longer average maturities when interest rates were higher, thereby locking in higher yielding issues. Second, on a very selective basis, we added higher yielding issues among the lower-tier investment grade credit ratings. Both means of increasing the Fund's yield will serve, over time, to enhance the income distribution to shareholders and ultimately improve the Fund's performance.

Percentages of
Fund Holdings
By Rating

                           [PIE CHART APPEARS HERE]


 . AAA     36%
 . AA      30%
 . A       11%
 . BBB     23%
         ----
         100%


                             As of October 31, 1995
-------------------------------------------------------------------------------
                          Average Maturity: 17.1 years
                              Average Quality: AA-


Largest Holdings
 (Top 5 States)

1. New York
2. California
3. Washington
4. Illinois
5. Arizona

THE AAL
Money Market Fund


The Fund In Review
-------------------------------------------------------------------------------
Q.  What is the current outlook for money market funds?

A. Because investments comprising money market fund portfolios are generally short-term, these funds will continue to reflect short-term yields compared with other market instruments. Money market funds provide investors with preservation of principal, a high degree of liquidity and limited risk.

Q.  Are yields competitive?

A. Yes. The current yield available from an investment in The AAL Money Market Fund is competitive with those being offered by other money market funds, as well as alternative short-term instruments.


The AAL Money
Market Fund


                             As of October 31, 1995
-------------------------------------------------------------------------------
                           Average Maturity: 46 Days
                        Quality Rating: 100% First Tier

                       THE AAL SMALLER COMPANY STOCK FUND

 . THE FUND SEEKS:     Capital appreciation by investing primarily in a
                      diversified portfolio of common stocks, and securities convertible into common stocks, of smaller companies. Current income is not an objective.

 . THE FUND IS:        A diversified portfolio of smaller company common stocks
                      and convertible securities. The Fund may also invest in fixed-income investments and cash equivalents under appropriate conditions.

                 SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995

 . SHARES  COMMON STOCKS (84.8%)                                    MARKET VALUE
 ------------------------------------------------------------------------------
          BUSINESS SERVICES (0.4%)
   43,600  Alternative Resource Corporation* (Provides technical personnel which specialize in information
             services)..........................................   $  1,351,600
                                                                   ------------
          COMPUTER SOFTWARE (19.9%)
   64,300  Applix, Inc.* (Develops, markets and supports
             Applixware)........................................      1,784,325
   28,000  EPIC Design Technology, Inc.* (Develops, markets and supports a family of simulation and analysis
             software tools)....................................      1,288,000
   60,900  Electronics for Imaging, Inc.* (Develops and markets color processing/printing solutions for desktop
             publishing applications)...........................      5,009,025
  109,700  HBO & Company (Designs and sells computerized
             information systems to the healthcare industry)....      7,761,275
  164,600  Informix Corporation* (Develops, produces and markets database management programs and spreadsheet
             packages)..........................................      4,793,975
   78,800  Intuit, Inc.* (Develops and markets software products
             and related services)..............................      5,673,600
   27,500  Kronos, Inc.* (Engineers, manufactures and supports
             integrated hardware and software)..................      1,265,000
   46,200  McAfee Associates, Inc.* (Develops, markets and
             distributes personal computer software designed for
             electronic distribution)...........................      2,691,150
   83,400  Micro Warehouse, Inc.* (Direct marketer of
             microcomputer software and peripheral products)....      3,711,300
   76,800  Parametric Technology Company* (Develops and markets integrated software for automating the mechanical
             design process)....................................      5,136,000

  The accompanying notes to financial statements are an integral part of this schedule.

                       THE AAL SMALLER COMPANY STOCK FUND
           SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995--CONTINUED

                                                                      MARKET
 . SHARES  COMMON STOCKS--CONTINUED                                     VALUE
 ------------------------------------------------------------------------------
          COMPUTER SOFTWARE--CONTINUED
   86,850  Paychex, Inc. (Provides computerized payroll
             accounting services)................................   $ 3,767,119
   94,700  Peoplesoft, Inc.* (Designs, develops, markets and supports
             human resource management software).................     8,144,200
   92,600  Security Dynamics Technologies, Inc. (Designs,
             develops, markets a family of security products)....     2,916,900
   70,800  Softkey International, Inc.* (Publishes consumer-
             oriented software applications).....................     2,230,200
   93,200  3Com Corporation* (Designs, manufactures and supplies
             products for the global data networking market).....     4,380,400
                                                                    -----------
                                                                     60,552,469
                                                                    -----------
          CONSUMER PRODUCTS (1.8%)
   12,300  Blyth Industries, Inc.* (Designs, manufactures and markets a variety of candles and other fragrance
             products)...........................................       621,150
  130,200  Tommy Hilfiger Corporation* (Designer and marketer of
             an upscale men's sportswear line)...................     4,963,875
                                                                    -----------
                                                                      5,585,025
                                                                    -----------
          DRUGS (1.9%)
   93,000  Boston Scientific Corporation* (Develops, produces and
             markets medical devices worldwide)..................     3,917,625
   40,700  Watson Pharmaceuticals, Inc.* (Produces and sells off-
             patent medications and develops advanced drug
             delivery systems)...................................     1,821,325
                                                                    -----------
                                                                      5,738,950
                                                                    -----------
          ELECTRONICS (17.0%)
  208,800  Atmel Corporation* (Designs, develops, manufactures
             and markets high performance circuits)..............     6,525,000
   51,675  Cyberoptics Corporation (Designs, develops,
             manufactures and markets laser sensors and sensor
             systems)............................................     1,705,275
      500  Electro Scientific Industries, Inc.* (Designs and
             manufactures computer-controlled laser systems).....        15,500
   73,000  Input/Output, Inc.* (Designs and manufactures seismic
             data acquisition systems)...........................     2,728,375
   49,700  Integrated Silicon Solution, Inc.* (Develops and
             markets high performance SRAM and non-volatile
             memory integrated circuits).........................     1,556,231
   92,600  KLA Instruments Corporation* (Manufactures yield
             monitoring and process control systems).............     3,958,650
  102,400  Kemet Corporation (Manufactures and supplies solid
             tantalum and multi-layered ceramic capacitors)......     3,532,800

  The accompanying notes to financial statements are an integral part of this schedule.

                       THE AAL SMALLER COMPANY STOCK FUND
           SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995--CONTINUED

 . SHARES  COMMON STOCKS--CONTINUED                                 MARKET VALUE
 ------------------------------------------------------------------------------
          ELECTRONICS--CONTINUED
   93,000  LSI Logic Corporation* (Designs, manufactures and
             provides service for application specific
             integrated circuits)...............................   $  4,382,625
  127,400  Linear Technology Corporation* (Manufactures linear
             integrated circuits)...............................      5,573,750
  106,200  Macromedia, Inc. (Develops, markets and supports
             computer software programs)........................      3,929,400
    7,100  Photronics, Inc. (Manufactures ultra high precision
             photographic glass plates).........................        209,450
   46,800  Sanmina Corporation (Manufactures custom-designed
             backplane assemblies, sub-assemblies and circuit
             boards)............................................      2,527,200
   94,800  Sierra Semiconductor Corporation (Supplies high
             performance mixed signal integrated circuits)......      1,694,550
  121,100  Stratacom, Inc.* (Designs, manufactures and markets
             switching systems for wide area networks)..........      7,447,650
   73,400  Tencor Instruments (Designs, manufactures, markets and services innovative wafer defect inspection
             systems)...........................................      3,128,675
   75,100  Ultratech Stepper, Inc. (Develops, manufactures and
             markets photolithography equipment)................      3,004,000
                                                                   ------------
                                                                     51,919,131
                                                                   ------------
          ENVIRONMENTAL CONTROLS (0.6%)
   59,600  Sanifill, Inc.* (Acquires, operates, and develops
             non-hazardous waste disposal facilities)...........      1,877,400
                                                                   ------------
          FINANCIAL SERVICES (1.8%)
   68,800  First USA, Inc. (A holding company which issues and processes Visa and Mastercard credit card
             transactions)......................................      3,164,800
  115,400  Mercury Finance Company (Purchases sales and
             financing contracts from automobile dealers).......      2,221,450
                                                                   ------------
                                                                      5,386,250
                                                                   ------------
          FOOD & AGRICULTURE (2.4%)
   77,500  Boston Chicken, Inc.* (Operates and franchises food
             service stores)....................................      2,620,469
  100,000  Outback Steakhouse, Inc. (Operates 173 full-service
             restaurants under the "Outback Steakhouse" name)...      3,137,500
   40,400  Papa John's International, Inc. (Operates franchise
             pizza delivery and carry-out restaurants)..........      1,555,400
                                                                   ------------
                                                                      7,313,369
                                                                   ------------
          HEALTH CARE (3.3%)
   57,600  Healthsource, Inc.* (Owns and manages health
             maintenance organizations).........................      3,052,800

  The accompanying notes to financial statements are an integral part of this schedule.

                       THE AAL SMALLER COMPANY STOCK FUND
           SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995--CONTINUED

                                                                      MARKET
 . SHARES  COMMON STOCKS--CONTINUED                                     VALUE
 ------------------------------------------------------------------------------
          HEALTH CARE--CONTINUED
  105,000  PhyCor, Inc. (Operated multi-specialty medical
             clinics)............................................   $ 3,858,750
   49,700  Renal Treatment Centers, Inc. (Provides dialysis
             treatments to patients suffering from chronic kidney
             failure)............................................     1,789,200
   52,700  Vencor, Inc.* (Provides long-term hospital care to chronically ill patients dependent on life support
             systems)............................................     1,462,425
                                                                    -----------
                                                                     10,163,175
                                                                    -----------
          INSURANCE (0.6%)
   58,100  Compdent Corporation (Provides dental coverage in the
             managed dental care industry).......................     1,808,363
                                                                    -----------
          MEDIA (1.2%)
   45,900  Clear Channel Communications, Inc. (Owns, operates and
             manages radio and television stations)..............     3,763,800
                                                                    -----------
          MEDICAL SUPPLIES/SERVICES (9.2%)
   83,100  Express Scripts, Inc. (Class A)* (Provides pharmacy benefit management to Health Maintenance
             Organizations)......................................     3,157,800
   22,600  Genzyme Corporation* (Researches and develops
             biopharmaceuticals for cartilage damage)............     1,316,450
   69,900  Gulf South Medical Supply, Inc.* (Distributes medical supplies and related items to the long-term
             healthcare industry)................................     1,450,425
  203,100  HEALTHSOUTH Corporation* (Offers rehabilitation
             services for disabled patients).....................     5,305,987
  118,400  Idexx Laboratories, Inc.* (Develops and manufactures
             biotechnology-based detection systems)..............     4,824,800
   83,300  Lincare Holdings, Inc. (Provides oxygen and other
             respiratory therapy services to in-home patients)...     2,072,087
   84,900  Oxford Health Plans, Inc.* (Managed care company
             providing health benefit plans).....................     6,643,425
   90,900  Physicians Sales and Service, Inc. (Distributes
             medical supplies, equipment and pharmaceuticals to
             physicians).........................................     1,477,125
   34,600  Thermo Cardiosystems, Inc. (Researches, develops and manufactures implantable left ventricular-assist
             devices)............................................     1,678,100
                                                                    -----------
                                                                     27,926,199
                                                                    -----------
          OTHER EQUITIES (1.4%)
   76,000  Danaher Corporation (Manufactures
             automotive/transportation products and
             instrumentation/precision components)...............     2,356,000

  The accompanying notes to financial statements are an integral part of this schedule.

                       THE AAL SMALLER COMPANY STOCK FUND
           SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995--CONTINUED

 . SHARES  COMMON STOCKS--CONTINUED                                 MARKET VALUE
 ------------------------------------------------------------------------------
          OTHER EQUITIES--CONTINUED
   48,600  Integrated Process Equipment Corporation (Develops
             and supplies processing equipment used in
             manufacturing semiconductor chips).................   $  1,804,275
                                                                   ------------
                                                                      4,160,275
                                                                   ------------
          PERSONAL COMPUTERS (2.1%)
   50,800  ALANTEC Corporation* (Designs, develops,
             manufactures, markets and supports switching hubs
             for Ethernet and FDDI).............................      1,816,100
   38,500  Cognex Corporation (Develops, manufactures and
             markets machine vision systems used to replace
             human vision)......................................      2,300,375
   79,100  Optical Data Systems, Inc. (Designs, develops,
             manufactures, markets and supports computer
             networking products)...............................      2,363,112
                                                                   ------------
                                                                      6,479,587
                                                                   ------------
          PUBLISHING/PRINTING (1.9%)
   23,500  Day Runner, Inc. (Develops, manufactures and markets paper-based personal organizers for retail
             markets)...........................................        593,375
  117,000  Gartner Group, Inc.* (Provides subscription-based research and analysis of computer hardware and
             software)..........................................      5,104,125
                                                                   ------------
                                                                      5,697,500
                                                                   ------------
          RETAIL STORES (11.2%)
   64,000  Baby Superstore, Inc. (Large retailer of non-food
             baby and young children's products)................      3,024,000
   54,800  CDW Computer Centers, Inc. (Sells microcomputer
             hardware and peripherals, accessories and
             networking products)...............................      2,657,800
  121,900  CUC International, Inc. (Membership-based consumer
             services company)..................................      4,220,788
  124,000 Corporate Express, Inc.* (Sells office supplies
           through its telephone ordering system and facsimile
           data interchange)....................................      3,239,500
   44,000 Discount Auto Parts, Inc. (Retailing company that
           operates stores throughout Florida)..................      1,177,000
   89,600 Fastenal Company (Operates retail stores throughout
           western and southern states).........................      3,119,200
  180,400 General Nutrition Companies, Inc. (Retails vitamin, mineral and sports nutrition supplements and other
           health related products).............................      4,487,450
   40,800 Kenneth Cole Productions, Inc. (Designs and sources a
           broad range of footware, handbags and accessories)...      1,667,700

  The accompanying notes to financial statements are an integral part of this schedule.

                       THE AAL SMALLER COMPANY STOCK FUND
           SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995--CONTINUED

 . SHARES  COMMON STOCKS--CONTINUED                                 MARKET VALUE
 ------------------------------------------------------------------------------
          RETAIL STORES--CONTINUED
   93,000 Office Depot, Inc.* (Operates a chain of office
           product warehouse stores)............................   $  2,662,125
  163,200 Staples, Inc.* (Owns and operates high-volume office
           superstores and markets office supplies).............      4,345,200
  135,200 Sunglass Hut International, Inc.* (Specialty retailer
           of non-prescription sunglasses)......................      3,684,200
                                                                   ------------
                                                                     34,284,963
                                                                   ------------
          TELECOMMUNICATION (7.5%)
   45,200 Adtran, Inc. (Designs, develops, produces, markets and
           services high speed digital transmission products)...      2,000,100
   56,800 Cascade Communications Corp. (Designs, develops and maintains a line of multi-service wide network
           switches)............................................      4,047,000
   59,600 DSP Communications, Inc. (Develops integrated, low
           power chip sets for wireless personal communications
           applications)........................................      2,160,500
   96,000 Glenayre Technologies, Inc.* (Manufactures
           telecommunications equipment and software)...........      6,168,000
   44,700 Picturetel Corporation (Develops, manufactures and
           markets visual telecommunications systems)...........      2,950,200
  114,700 Tellabs, Inc.* (Designs, assembles, markets and
           services voice and data networking products).........      3,899,800
   67,000 Transaction Network Services, Inc. (A nationwide
           communications network company specializing in
           transaction-oriented data services)..................      1,541,000
                                                                   ------------
                                                                     22,766,600
                                                                   ------------
          TEXTILES (0.6%)
   35,600 St. John Knits, Inc. (Designs, manufactures and
           markets women's clothing and accessories)............      1,704,350
                                                                   ------------
          TOTAL COMMON STOCKS (COST BASIS $171,317,630).........    258,479,006
                                                                   ------------

  The accompanying notes to financial statements are an integral part of this schedule.

                       THE AAL SMALLER COMPANY STOCK FUND
           SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995--CONTINUED

 . PAR VALUE  SHORT-TERM OBLIGATIONS (15.2%)                        MARKET VALUE
 ------------------------------------------------------------------------------
  $1,500,000 Associates Corporation 5.82% 11/1/95...............   $  1,500,000
     456,290 Eli Lilly & Company................................        456,290
   4,954,467 General Mills Company..............................      4,954,467
   8,441,636 Pitney Bowes Credit Corporation....................      8,441,636
  12,500,000 Prudential Funding Corporation 5.70%, 11/1/95......     12,500,000
   2,987,766 Sara Lee Corporation...............................      2,987,766
   3,263,170 Southwestern Bell Telephone Company................      3,263,170
   3,110,435 Warner-Lambert Company.............................      3,110,435
   9,004,469 Wisconsin Electric Power Company...................      9,004,469
                                                                   ------------
             TOTAL SHORT-TERM OBLIGATIONS (COST BASIS
                  $46,218,233)..................................     46,218,233
                                                                   ------------
  TOTAL INVESTMENTS (100.0%) (COST BASIS $217,535,863)...........  $304,697,239
                                                                   ============

*Non-income producing securities

  The accompanying notes to financial statements are an integral part of this schedule.

                          THE AAL CAPITAL GROWTH FUND

 . THE FUND SEEKS:    Long-term capital growth by investing in equity
                     securities. Capital growth may be accompanied by growth in income.

 . THE FUND IS:       A diversified portfolio consisting primarily of high-
                     quality common stocks and convertible securities. The Fund may also invest in fixed-income investments and cash equivalents under appropriate conditions.

                 SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995

 . SHARES  COMMON STOCKS (94.3%)                                    MARKET VALUE
 ------------------------------------------------------------------------------
          APPAREL (0.7%)
  152,000  Nike Incorporated (Designs, develops and markets a wide variety of high quality footwear and apparel
             products)..........................................   $  8,626,000
                                                                   ------------
          BANKING & FINANCE (6.5%)
  249,600  First Chicago Corporation (A bank holding company;
             parent company of FNB of Chicago)..................     16,941,600
  200,000  J.P. Morgan & Company (Financial services company,
             primarily serving large corporations)..............     15,425,000
  910,000  National City Corporation (Ohio based regional bank
             holding company)...................................     28,096,250
  257,000  Nationsbank Corporation (Commercial banking company
             based in North Carolina)...........................     16,897,750
                                                                   ------------
                                                                     77,360,600
                                                                   ------------
          BASIC MATERIALS (1.0%)
  210,000  Illinois Tool Works Incorporated (Manufactures
             construction fasteners and packing systems)........     12,206,250
                                                                   ------------
          CHEMICALS (2.9%)
  480,000  Nalco Chemical Company (Producer of specialty
             chemicals used in water treatment systems).........     14,400,000
  460,000  PPG Industries, Incorporated (Global manufacturer of
             glass, paint and chemical products)................     19,550,000
                                                                   ------------
                                                                     33,950,000
                                                                   ------------
          CONSUMER SOFTWARE/SERVICES (8.6%)
  375,000  Automatic Data Processing, Incorporated (Employer,
             financial and specialized data processing
             services)..........................................     26,812,500
   90,300  Computer Associates International Incorporated
             (Designs and markets standardized computer software
             products)..........................................      4,966,500
  223,084  First Data Corporation (Provides information
             processing and related services, such as credit
             card transactions and mutual fund shareholder
             recordkeeping).....................................     14,751,396

  The accompanying notes to financial statements are an integral part of this schedule.

                          THE AAL CAPITAL GROWTH FUND
           SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995--CONTINUED

 . SHARES  COMMON STOCKS--CONTINUED                                 MARKET VALUE
 ------------------------------------------------------------------------------
          CONSUMER SOFTWARE/SERVICES--CONTINUED
  465,500  General Motors Class E (Electronic Data Systems) (A
             major computer services firm which specializes in
             data center operations)............................   $ 21,936,688
  107,700  Microsoft Corporation* (Develops and markets a
             variety of microcomputer software, operating
             systems, languages and application programs).......     10,770,000
  275,000  Oracle Systems Corporation* (Develops and markets
             computer software products)........................     11,996,875
  252,300  Paychex Incorporated (Provides computerized payroll
             accounting services)...............................     10,943,512
                                                                   ------------
                                                                    102,177,471
                                                                   ------------
          CONSUMER CYCLICALS (1.8%)
  519,900  Ford Motor Company (Manufacturers automobiles,
             trucks, tractors, related parts and accessories)...     14,947,125
  325,000  Maytag Corporation (Manufactures home appliances and
             washing equipment).................................      6,175,000
                                                                   ------------
                                                                     21,122,125
                                                                   ------------
          CONSUMER NON-DURABLES (7.0%)
  180,000  Colgate-Palmolive Company (Manufactures oral, body, household surface, fabric, animal and dietary
             nutrition care products)...........................     12,465,000
  244,000  Gillette Company (Manufactures shaving, toiletry,
             stationery and dental products)....................     11,803,500
  282,700  International Flavors and Fragrances, Incorporated
             (Manufacturer of fragrances and flavors that go
             into cosmetic/household products)..................     13,640,275
  288,000  McDonald's Corporation (World's largest restaurant
             chain).............................................     11,808,000
  300,400  Procter & Gamble Company (Major consumer products
             company)...........................................     24,332,400
  470,000  Wendy's International Incorporated (Owns and operates
             a chain of fast-food restaurants)..................      9,341,250
                                                                   ------------
                                                                     83,390,425
                                                                   ------------
          DRUGS (8.3%)
  640,000  Abbott Laboratories (Diversified health care
             company)...........................................     25,440,000
  640,000  Merck & Co., Incorporated (Pharmaceutical and
             consumer health care products).....................     36,800,000
  488,000  Pfizer Incorporated (Produces ethical drugs, hospital products, animal health items, specialty chemicals
             and consumer products).............................     27,999,000
  210,100  U S Healthcare Incorporated (Owns and operates health
             maintenance organizations).........................      8,088,850
                                                                   ------------
                                                                     98,327,850
                                                                   ------------

  The accompanying notes to financial statements are an integral part of this schedule.

                          THE AAL CAPITAL GROWTH FUND
           SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995--CONTINUED

 . SHARES  COMMON STOCKS--CONTINUED                                 MARKET VALUE
 ------------------------------------------------------------------------------
          ELECTRICAL EQUIPMENT (3.6%)
  480,000  General Electric Company (Multi-industry company,
             primarily electronics).............................   $ 30,360,000
  505,000  Premier Industrial Corporation (Distributor of
             electronics and maintenance supplies)..............     12,561,875
                                                                   ------------
                                                                     42,921,875
                                                                   ------------
          ENTERTAINMENT (0.8%)
  172,600  Disney (Walt) Company (Diversified international,
             family entertainment company)......................      9,946,075
                                                                   ------------
          FINANCIAL SERVICES (5.4%)
  690,000  American Express Company (Travel related, diversified financial, international banking and investment
             services world-wide)...............................     28,031,250
  145,000  Federal National Mortgage Association (Holds
             mortgages and issues and sells guaranteed mortgage-
             backed-securities).................................     15,206,875
  141,500  Household International Corporation (Financial
             services company, serves individuals and
             businesses)........................................      7,959,375
  339,100  MBNA Corporation (Issues premium and standard bank
             credit cards)......................................     12,504,312
                                                                   ------------
                                                                     63,701,812
                                                                   ------------
          FOOD & BEVERAGES (3.7%)
  303,900  CPC International Inc. (Major food distribution
             company)...........................................     20,171,363
  177,000  The Coca-Cola Company (World-wide leader in soft
             drinks)............................................     12,721,875
  152,000  Kellogg Company (World's premier marketer of
             cereals)...........................................     10,982,000
                                                                   ------------
                                                                     43,875,238
                                                                   ------------
          INSURANCE (3.3%)
  390,000  American International Group (Underwrites, through its insurance related subsidiaries, commercial and
             industrial insurance)..............................     32,906,250
  370,000  USF&G Corporation (Through its agents, sells property and casualty insurance, life insurance and
             annuities in the U.S.).............................      6,197,500
                                                                   ------------
                                                                     39,103,750
                                                                   ------------
          MEDIA (1.6%)
  500,000  Donnelley (R.R.) & Sons Company (A commercial printer
             and supplier of commercial printing services)......     18,250,000
                                                                   ------------

  The accompanying notes to financial statements are an integral part of this schedule.

                          THE AAL CAPITAL GROWTH FUND
           SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995--CONTINUED

 . SHARES  COMMON STOCKS--CONTINUED                                 MARKET VALUE
 ------------------------------------------------------------------------------
          NATURAL GAS (0.9%)
  304,000  Enron Corporation (Transports and markets natural
             gas)...............................................   $ 10,450,000
                                                                   ------------
          OFFICE EQUIPMENT (0.6%)
  167,800  Pitney Bowes Incorporated (World-wide leader in
             mailing equipment).................................      7,320,275
                                                                   ------------
          OFFICE PRODUCTS (1.6%)
  211,000  Alco Standard Corporation (Distributes office
             products and paper)................................     18,673,500
                                                                   ------------
          OTHER (8.1%)
  208,000  Armstrong World Industries Incorporated
             (Manufacturers and sells interior furnishings
             worldwide).........................................     12,350,000
  150,000  DSC Communications Corporation* (Services and sells digital switching and transmission control
             systems)...........................................      5,550,000
  252,700  Eastman Kodak Company (Provides products and services including cameras, photofinishing, film and
             plastics)..........................................     15,825,338
  319,000  Halliburton Company (Provides oil field equipment service, design, engineering, and construction
             services)..........................................     13,238,500
  485,000  Pall Corporation (Operates three divisions,
             healthcare, aeropower and fluid processing)........     11,821,875
  608,000  Raytheon Company (Large U.S. defense contractor).....     26,524,000
  240,400  Thermo Electron Corporation* (Through subsidiaries--
             manufactures and sells alternate energy and power
             plants, analytical instruments and biomedical
             products)..........................................     11,058,400
                                                                   ------------
                                                                     96,368,113
                                                                   ------------
          PETROLEUM (6.5%)
  460,000  Exxon Corporation (World's largest oil company)......     35,132,500
  300,000  Mobil Corporation (Holding company with operations in
             oil and chemicals).................................     30,225,000
   94,000  Royal Dutch Petroleum Company ADR (Major multi-
             national petroleum company)........................     11,550,250
                                                                   ------------
                                                                     76,907,750
                                                                   ------------
          RETAIL STORES (5.4%)
  333,000  CUC International, Incorporated* (Membership-based
             consumer services company).........................     11,530,125
  485,000  May Department Stores Company (Largest U.S.
             department store retailer).........................     19,036,250
  360,000  Office Depot Inc.* (Operates a chain of office
             product warehouse stores)..........................     10,305,000
  806,000  Walgreen Company (Largest drug store retailer).......     22,971,000
                                                                   ------------
                                                                     63,842,375
                                                                   ------------

  The accompanying notes to financial statements are an integral part of this schedule.

                          THE AAL CAPITAL GROWTH FUND
           SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995--CONTINUED

 . SHARES  COMMON STOCKS--CONTINUED                                MARKET VALUE
 ------------------------------------------------------------------------------
          TECHNOLOGY (9.2%)
  620,000  AMP Incorporated (World leader in
             electrical/electronic connection devices).........   $  24,335,000
  150,000  American Telephone and Telegraph Company (Operates
             domestically and internationally, providing
             communication products, services, and systems)....       9,600,000
   98,000  Andrew Corporation* (International supplier of
             communication systems equipment and services).....       4,140,500
  873,600  Comcast Corporation (Communications company with
             domestic and international interests and provides
             cable services to 18 states and a majority
             interest in QVC, Inc.)............................      15,615,600
  159,000  Compaq Computers Incorporated* (Designs, develops,
             manufactures and markets personal computers)             8,864,250
  147,000  Hewlett-Packard Company (Produces computers,
             calculators, workstations, video displays,
             printers, disc and tape drives, medical diagnostic
             and monitoring devices, and mass spectrometers)...      13,615,875
  149,800  Intel Corporation (Leading manufacturer in
             semiconductor chips)..............................      10,467,275
  298,000  LSI Logic Corporation* (Designs, manufactures,
             markets and provides service for application of
             specific integrated circuits).....................      14,043,250
  228,000  Tellabs, Inc.* (Designs, assembles, markets and
             services voice and data networking products)......       7,752,000
                                                                  -------------
                                                                    108,433,750
                                                                  -------------
          TRANSPORTATION (1.3%)
  225,000  Union Pacific Corporation (Operates rail, motor
             freight, mining and hazardous waste removal
             businesses).......................................      14,709,375
                                                                  -------------
          UTILITIES (5.5%)
  480,000  Ameritech Corporation (Telecommunications firm
             serving five midwestern states)...................      25,920,000
  294,000  Bell Atlantic Corporation (Owns and operates various telephone subsidiaries and provides cellular
             services in the Mid-Atlantic states and the
             District of Columbia).............................      18,705,750
  435,649  U S WEST, Incorporated (Telecommunications firm
             serving 14 western states from Arizona to
             Washington).......................................      20,747,784
                                                                  -------------
                                                                     65,373,534
                                                                  -------------
          TOTAL COMMON STOCKS (COST BASIS $883,596,158)........   1,117,038,143
                                                                  -------------

  The accompanying notes to financial statements are an integral part of this schedule.

                          THE AAL CAPITAL GROWTH FUND
           SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995--CONTINUED

 .     PAR
     VALUE    SHORT-TERM OBLIGATIONS (5.7%)                       MARKET VALUE
 ------------------------------------------------------------------------------
  $13,500,000 Associates Corporation 5.73% 11/7/95............   $   13,487,108
    9,699,793 Eli Lilly & Company.............................        9,699,793
    1,532,726 General Mills Company...........................        1,532,726
   23,500,000 Household Finance Corporation 5.72-5.73%
               11/6/95........................................       23,481,311
    8,000,000 Merrill Lynch & Co., Inc. 5.75% 11/7/95.........        7,992,333
      682,314 Pitney Bowes Credit Corporation.................          682,314
    6,650,840 Sara Lee Corporation............................        6,650,840
    3,815,107 Southwestern Bell Telephone Company.............        3,815,107
                                                                 --------------
              TOTAL SHORT-TERM OBLIGATIONS (AMORTIZED COST
               BASIS $67,341,532).............................       67,341,532
                                                                 --------------
               TOTAL INVESTMENTS (100.0%) (AMORTIZED COST BASIS
   $950,937,690)...............................................  $1,184,379,675
                                                                 ==============

*Non-income producing securities

  The accompanying notes to financial statements are an integral part of this schedule.

                             THE AAL UTILITIES FUND

 . THE FUND SEEKS:     Current income, long-term growth of income and capital
                      appreciation by investing primarily in a diversified portfolio of equity and debt securities of companies in the public utilities industry.

 . THE FUND IS:        A diversified portfolio of equity and debt securities of
                      companies in the public utilities industry. The Fund may also invest in money market securities as a protective measure during weak or declining markets.

                 SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995

 . SHARES  COMMON STOCKS (85.4%)                                    MARKET VALUE
 ------------------------------------------------------------------------------
          ELECTRIC (56.9%)
   56,400  Boston Edison Company (Provides electricity to Boston
             and surrounding areas).............................   $  1,543,950
   92,000  Carolina Power & Light Company (Provides electricity
             to portions of North and South Carolina)...........      3,013,000
   90,000  Cable & Wireless PLC ADR (International provider of
             telecommunications services in over 50 countries)..      1,743,750
   73,000  Central & Southwest Corporation (Electric utility
             holding company in Texas and Oklahoma).............      1,952,750
  110,000  CMS Energy Corporation (Provides electricity and
             natural gas throughout Michigan)...................      3,038,750
   22,650  Consolidated Edison Company of New York (Provides
             electricity to New York City and most of
             Westchester County, N.Y.)..........................        687,994
  130,450  DQE, Incorporated (Holding company for Duquesne Light
             Company)...........................................      3,587,375
   23,515  Duke Power Company (Provides electricity to sections
             of North Carolina and South Carolina)..............      1,052,296
   42,265  Empresa Nacional Electric ADR (Provides electricity
             in Spain)..........................................      2,123,816
   58,650         Entergy Corporation (Holding Company
                    whose subsidiaries provide
                    electricity to Arkansas, Louisiana,
                    Mississippi, and Missouri)...........             1,671,525
   51,650  FPL Group, Incorporated (Diversified electric utility holding company whose major asset is Florida Power
             & Light Company)...................................      2,162,844
   90,200  General Public Utilities Corporation (Electric
             utility holding company)...........................      2,818,750
   45,000  Huaneng Power International, Incorporated ADR
             (Develops, constructs, owns and operates large
             coal-fired power plants throughout China)..........        748,125

  The accompanying notes to financial statements are an integral part of this schedule.

                             THE AAL UTILITIES FUND
           SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995--CONTINUED

                                                                       MARKET
 . SHARES  COMMON STOCKS--CONTINUED                                     VALUE
 ------------------------------------------------------------------------------
          ELECTRIC--CONTINUED
   38,720  New England Electric System (Provides electricity to
             Massachusetts, New Hampshire, and Rhode Island
             through its subsidiaries)............................   $1,510,080
  100,960  Niagara Mohawk Power Corporation (Provides electricity
             and gas in New York State)...........................    1,085,320
  112,500  NIPSCO Industries Incorporated (Holding company whose subsidiary provides electricity and gas to one-third
             of Indiana)..........................................    4,106,250
  120,000  PECO Energy Company (Holding company for Philadelphia
             Electric Company which provides electricity and gas
             to southwestern Pennsylvania)........................    3,510,000
  132,000  Pinnacle West Capital Corporation (Utility holding
             company for Arizona Public Service Company)..........    3,630,000
   50,000  SCE Corporation (Holding company in California)........      850,000
  110,805  Southern Company (Parent company of five electric companies which provides service for most of the
             Southeast)...........................................    2,645,469
  153,000  TECO Energy Incorporated (Holding company of Tampa
             Electric Company whose subsidiary provides
             electricity to west central Florida).................    3,614,625
   25,000  Unicom Corporation (Provides electricity to areas of
             Chicago metropolitan and northern Illinois)..........      818,750
      330  United Illuminating Company (Provides electricity to
             areas of Connecticut)................................       12,540
   25,085  Wisconsin Energy Corporation (Provides electricity and
             some gas to portions of Wisconsin and Michigan)......      740,008
                                                                     ----------
                                                                     48,667,967
                                                                     ----------
          PETROLEUM (1.3%)
   14,000  Exxon Corporation (World's largest oil company)........    1,069,250
                                                                     ----------
          TELEPHONES (27.2%)
   63,600  American Telephone & Telegraph Company (Operates
             domestically and internationally providing
             communication products, services and systems)........    4,070,400
   77,870  Ameritech Corporation (Telecommunications firm serving
             five midwestern states)..............................    4,204,980
   35,300  Bell Atlantic Corporation (Owns and operates telephone subsidiaries and provides cellular services in the
             Mid-Atlantic states and the District of Columbia)....    2,245,962
   36,400  Frontier Corporation (Holding company, provides long
             distance telecommunications nationally)..............      982,800
    5,000  PT Indosat ADR (Provides international
             telecommunications services to Indonesia)............      165,625

  The accompanying notes to financial statements are an integral part of this schedule.

                             THE AAL UTILITIES FUND
           SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995--CONTINUED

                                                                      MARKET
 .   SHARES   COMMON STOCKS--CONTINUED                                  VALUE
 ------------------------------------------------------------------------------
             TELEPHONES--CONTINUED
   79,185     SBC Communications Incorporated (Holding company
                whose subsidiaries provide communication services
                ranging from a local basis to an international
                one).............................................   $ 4,424,462
   30,000     Telefonica de Argentina ADR (Monopoly provider of
                local and long distance telecommunication
                services in southern Argentina)..................       622,500
   74,200     Telefonica de Espana ADR (Supplies telephone
                service in Spain that includes domestic,
                international, mobile and news transmitting).....     2,791,775
   78,800     U S WEST, Incorporated (Telecommunications firm
                serving 14 western states from Arizona to
                Washington)......................................     3,752,850
                                                                    -----------
                                                                     23,261,354
                                                                    -----------
             TOTAL COMMON STOCKS (COST BASIS $63,594,184)........    72,998,571
                                                                    -----------
 . PRINCIPAL
    AMOUNT   BONDS (12.1%)

 ------------------------------------------------------------------------------
  $1,500,000  Illinois Power Corporation 6.75% 3/15/2005
               (Provides electricity and natural gas to parts of
                northern, central and southern Illinois).........     1,489,076
   1,000,000  K.C. Power and Light 5.60% 3/10/98
               (Provides electricity to western Missouri and
                eastern Kansas)..................................       988,499
   1,000,000  Potomac Electric Power 9.00% 4/15/2000
               (Generates, transmits, distributes and sells
                electric energy in parts of Maryland)............     1,074,200
      20,000  Texas Utilities Electric 8.125% 2/1/2002
                (Holding company whose subsidiary provides
                electricity in Texas)............................        21,503
   1,650,000  Texas Utilities Electric 9.75% 5/1/2021
               (Holding company whose subsidiary provides
                electricity in Texas)............................     1,898,081
   1,000,000  Union Electric Company 6.875% 8/1/2004
                (Provides electric services in Missouri and
                Illinois)........................................     1,026,793
   3,150,000  U.S. Treasury Note 6.875% 3/31/2000................     3,279,937
     500,000  U.S. Treasury Note 7.50% 11/15/2016................       563,125
                                                                    -----------
             TOTAL BONDS (AMORTIZED COST BASIS $10,053,481)......    10,341,214
                                                                    -----------
             TOTAL LONG-TERM INVESTMENTS (AMORTIZED COST BASIS
              $73,647,665).......................................    83,339,785
                                                                    -----------

  The accompanying notes to financial statements are an integral part of this schedule.

                             THE AAL UTILITIES FUND
           SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995--CONTINUED

 .    PAR                                                               MARKET
    VALUE    SHORT-TERM VARIABLE RATE OBLIGATIONS (2.5%)               VALUE
 -------------------------------------------------------------------------------
  $1,069,392 Eli Lilly & Company.................................   $  1,069,392
     179,288 General Mills Company...............................        179,288
       7,643 Pitney Bowes Credit Corporation.....................          7,643
     800,282 Sara Lee Corporation................................        800,282
      75,486 Southwestern Bell Telephone Company.................         75,486
                                                                    ------------
             TOTAL SHORT-TERM VARIABLE RATE OBLIGATIONS
              (COST BASIS $2,132,091)............................      2,132,091
                                                                    ------------
  TOTAL INVESTMENTS (100.0%) (AMORTIZED COST BASIS $75,779,756)...  $ 85,471,876
                                                                    ============

  The accompanying notes to financial statements are an integral part of this schedule.

                               THE AAL BOND FUND
 . THE FUND SEEKS:     A high level of current income consistent with the
                      preservation of capital.

 . THE FUND IS:
                      A diversified portfolio of investment grade bonds and other debt securities which, for the most part, will include corporate debt issues, utilities, U.S. government bonds, Government National Mortgage Association (GNMA) securities and other debt-based investments.

                 SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995

 .  PRINCIPAL                                    INTEREST  MATURITY
    AMOUNT     LONG-TERM OBLIGATIONS (98.6%)      RATE      DATE    MARKET VALUE
 -------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS (44.8%)
  $ 6,600,000 Federal Agriculture Mortgage
               Association...................    7.250%   1/15/1999 $  6,837,329
    4,779,067 Federal Home Loan Mortgage
               Corporation #M90345...........    7.000     5/1/1999    4,832,348
    6,113,304 Federal Home Loan Mortgage
               Corporation #L90123...........    7.000     6/1/1999    6,181,461
   11,176,492 Federal Home Loan Mortgage
               Corporation #M90346...........    7.000     6/1/1999   11,301,099
   37,226,675 Federal Home Loan Mortgage
               Corporation Pool #G00379......    8.500     7/1/2025   38,610,838
   11,016,195 Federal Home Loan Mortgage
               Corporation Pool #G10380......    7.000     8/1/2010   11,105,635
    7,000,000 Federal Home Loan Mortgage
               Corporation REMIC Trust Series
               1300..........................    7.250   12/15/2005    7,129,003
    4,000,000 Federal Home Loan Mortgage
               Corporation REMIC Trust Series
               1219..........................    7.500    8/15/2006    4,125,236
   10,000,000 Federal Home Loan Mortgage
               Corporation REMIC Trust Series
               1062..........................    7.000    4/15/2019   10,054,190
    6,056,570 Federal Home Loan Mortgage
               Corporation REMIC Trust Series
               1303..........................    7.750    8/15/2018    6,107,136
    1,917,155 Federal National Mortgage
               Association Pool #124264......    7.500     3/1/1999    1,957,701
    5,000,000 Federal National Mortgage
               Association REMIC Trust Series
               1992 76.......................    7.500    6/25/2000    5,002,245
    5,000,000 Federal National Mortgage
               Association REMIC Trust Series
               1993-G2.......................    5.900    7/25/2015    4,925,495

  The accompanying notes to financial statements are an integral part of this schedule.

                               THE AAL BOND FUND
           SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995--CONTINUED

 .  PRINCIPAL      LONG-TERM OBLIGATIONS--      INTEREST  MATURITY
    AMOUNT               CONTINUED               RATE      DATE    MARKET VALUE
 ------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS--CONTINUED
  $ 1,686,780 Federal National Mortgage
               Association Pool #143273.....     7.500%  12/1/2007 $  1,721,033
    8,322,488 Federal National Mortgage
               Association Pool #44046......     7.500    2/1/2014    8,401,793
   25,518,552 Government National Mortgage
               Association Pool #780213.....     7.500   8/15/2025   25,853,330
   35,112,556 Government National Mortgage
               Association Pool #780212.....     8.000   8/15/2025   36,122,040
    5,133,241 Government National Mortgage
               Association Pool #780249.....     8.000   9/15/2025    5,280,822
                                                                   ------------
              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS...........   195,548,734
                                                                   ------------
              U.S. GOVERNMENT OBLIGATIONS (19.3%)
   40,000,000 U.S. Treasury Bonds...........     8.750   5/15/2017   50,787,440
    7,500,000 U.S. Treasury Bonds...........     8.125   8/15/2019    9,025,770
    7,000,000 U.S. Treasury Bonds...........     7.250   5/15/2004   18,391,875
    6,000,000 U.S. Treasury Bonds...........     6.750   4/30/2000    6,219,366
                                                                   ------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS..................    84,424,451
                                                                   ------------
              CORPORATE OBLIGATIONS (34.5%)
  $13,000,000 Advanta Credit Card Master
               Trust Series 1994-B Class A
               Var. Rate B..................     6.155   10/1/2000   13,070,707
    5,000,000 Baltimore Gas & Electric
               Company......................     5.500   7/15/2000    4,830,215
    2,000,000 BP America Inc................     9.375   11/1/2000    2,272,632
    6,000,000 Dean Witter Discover &
               Company......................     6.000    3/1/1998    5,998,458
    5,000,000 Enron Corporation.............     9.125    4/1/2003    5,706,750
    4,500,000 Enron Corporation.............     6.750   9/15/2004    4,482,463
    5,500,000 Florida Power & Light Company.     6.875    4/1/2002    5,526,884
   10,000,000 Ford Motor Credit Company.....     6.750   8/15/2008    9,950,000
    6,000,000 General Motors Acceptance
               Corporation..................     7.750   2/25/1997    6,125,514
    5,000,000 Hydro-Quebec Company..........     7.375    2/1/2003    5,191,045
    6,000,000 Kansas City Power & Light
               Company......................     5.600   3/10/1998    5,930,994
   10,000,000 Lehman Brothers Holdings......     8.875   2/15/2000   10,780,090
   10,000,000 MBNA Master Credit Card Trust
               Series 1992-1 Class A........     7.250  12/15/1997   10,196,090
    2,500,000 Merrill Lynch & Company, Inc..     8.000    2/1/2002    2,691,710
    5,000,000 Merrill Lynch & Company, Inc..     6.250  10/15/2008    4,720,905
    2,000,000 Pennzoil Company..............    10.250   11/1/2005    2,460,868
    5,000,000 Puget Sound Power & Light
               Company......................     7.875   10/1/1997    5,150,095
   10,000,000 Province of Ontario Global
               Bond.........................     7.625   6/22/2004   10,693,890
    7,500,000 Raytheon Company..............     6.500   7/15/2005    7,489,395
    7,500,000 Time Warner Entertainment.....     9.625    5/1/2002    8,543,160
    5,500,000 Union Electric Company........     6.750    5/1/2008    5,557,487

  The accompanying notes to financial statements are an integral part of this schedule.

                               THE AAL BOND FUND
           SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995--CONTINUED

 .  PRINCIPAL      LONG-TERM OBLIGATIONS--      INTEREST  MATURITY
    AMOUNT               CONTINUED               RATE      DATE    MARKET VALUE
 ------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS--CONTINUED
  $ 4,500,000 UpJohn Company................    5.875%   4/15/2000 $  4,445,748
    5,000,000 Wal-Mart Stores, Inc. ........    5.875   10/15/2005    4,763,875
    4,000,000 Western Resources, Inc. ......    7.250     7/1/1999    4,122,540
                                                                   ------------
              TOTAL CORPORATE OBLIGATIONS........................   150,701,515
                                                                   ------------
              TOTAL LONG-TERM OBLIGATIONS (AMORTIZED COST BASIS
               $421,213,279).....................................   430,674,700
                                                                   ------------

                SHORT-TERM OBLIGATIONS (1.4%)
     -------------------------------------------------
        693,770 Eli Lilly & Company...............                      693,770
      1,900,000 Ford Motor Credit Corporation.....  5.370 11/17/95    1,898,186
          8,084 General Mills Company.............                        8,084
      3,100,000 Prudential Funding Corporation....  5.720 11/16/95    3,097,537
         40,000 Sara Lee Corporation..............                       40,000
        253,399 Southwestern Bell Telephone
                Company...........................                      253,399
                                                                   ------------
                TOTAL SHORT-TERM OBLIGATIONS
                 (AMORTIZED COST BASIS
                 $5,990,976)......................                    5,990,976
                                                                   ------------
     TOTAL INVESTMENTS (100%) (AMORTIZED COST BASIS
      $427,204,255)................................                $436,665,676
                                                                   ============

  The accompanying notes to financial statements are an integral part of this schedule.

                          THE AAL MUNICIPAL BOND FUND
 . THE FUND SEEKS: A high level of current income that is exempt from federal income taxes, consistent with the preservation of capital.

 . THE FUND IS:    A diversified portfolio, at least 80% of which will
                     consist of municipal securities which are exempt from federal income taxation.

                 SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995

 .  PRINCIPAL                                    INTEREST MATURITY
    AMOUNT        MUNICIPAL BONDS (99.9%)         RATE     DATE    MARKET VALUE
 ------------------------------------------------------------------------------
              ALASKA (0.5%)
  $ 2,000,000 Alaska State Housing Financial
               Corporation Revenue Bonds,
               Series A......................    6.100%  12/1/2006 $  2,101,876
                                                                   ------------
              ARIZONA (7.1%)
    7,000,000 Arizona Salt River Agriculture
               Improvement Series A..........    5.500    1/1/2019    6,776,889
    4,000,000 Arizona State Student Loan
               Marketing Corporation Revenue
               Bonds.........................    6.550    3/1/1999    4,197,856
    4,250,000 Maricopa County, Arizona School
               District #41 G.O. Unlimited
               Bonds.........................    6.250    7/1/2015    4,290,294
    2,275,000 Maricopa County, Arizona School
               District #40 G.O. Unlimited
               Bonds.........................    6.200    7/1/2009    2,282,253
    2,600,000 Maricopa County, Arizona School
               District #40 G.O. Unlimited
               Bonds.........................    6.100    7/1/2008    2,608,343
    1,750,000 Maricopa County, Arizona School
               District #40 G.O. Unlimited
               Bonds.........................    5.700    7/1/2004    1,748,659
    2,755,000 Maricopa County, Arizona School
               District #38 Revenue Bonds,
               Series B......................    5.900    7/1/2010    2,843,328
    1,975,000 Santa Cruz County Arizona
               University School District #1,
               Nogales, G.O. Bonds, Series B.    6.100    7/1/2014    2,156,599
    2,385,000 Santa Cruz County Arizona
               University School District #1,
               (AMBAC Insured)...............    0.000    7/1/2007    1,266,230
                                                                   ------------
                                                                     28,170,451
                                                                   ------------

  The accompanying notes to financial statements are an integral part of this schedule.

                          THE AAL MUNICIPAL BOND FUND
           SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995--CONTINUED

 .  PRINCIPAL                                    INTEREST MATURITY
    AMOUNT       MUNICIPAL BONDS--CONTINUED       RATE     DATE    MARKET VALUE
 ------------------------------------------------------------------------------
              CALIFORNIA (13.1%)
  $ 3,000,000 Contra Costa California Water
               District Revenue Bonds, Series
               1994 (MBIA Insured)...........    5.750%  10/1/2014 $  3,004,647
    4,830,000 Contra Costa County California
               Home Mortgage Revenue Bonds
               (Escrowed to Maturity)........    7.500    5/1/2014    5,674,980
    1,335,000 Foothill/Eastern Transportation
               California Toll Road Revenue
               Bonds, Series A...............    0.000    1/1/2005      760,758
    5,000,000 Foothill/Eastern Transportation
               California Toll Road Revenue
               Bonds, Series A...............    0.000    1/1/2009    2,732,745
    5,000,000 Foothill/Eastern Transportation
               California Toll Road Revenue
               Bonds, Series A...............    0.000    1/1/2010    2,726,245
    5,000,000 Foothill/Eastern Transportation
               California Toll Road Revenue
               Bonds, Series A...............    0.000    1/1/2011    2,719,395
      605,000 Foothill/Eastern Transportation
               California Toll Road Revenue
               Bonds, Series A...............    0.000    1/1/2012      322,919
    6,000,000 Foothill/Eastern Transportation
               California Toll Road Revenue
               Bonds, Series A...............    0.000    1/1/2013    3,256,494
    7,145,000 Foothill/Eastern Transportation
               California Toll Road Revenue
               Bonds, Series A...............    0.000    1/1/2014    3,877,942
   12,315,000 Foothill/Eastern Transportation
               California Toll Road Revenue
               Bonds, Series A...............    5.000    1/1/2035    9,804,747
    4,200,000 Fresno, California Sewer
               Revenue Bonds, Series 1993 A-1
               (AMBAC Insured)...............    6.250    9/1/2014    4,474,285
    4,000,000 Los Angeles County California
               Transportation Authority Sales
               Tax Refunding Revenue Bonds,
               Series A......................    5.500    7/1/2013    3,920,020
    3,500,000 Orange County California
               Transit Authority, Sales Tax
               Revenue Bonds, Series 1992 M
               (MBIA Insured)................    6.000   2/15/2009    3,653,030
    4,000,000 Pomona California Single Family
               Housing Revenue Bonds (FNMA
               Backed Securities), Series A..    7.600    5/1/2023    4,869,248
                                                                   ------------
                                                                     51,797,455
                                                                   ------------

  The accompanying notes to financial statements are an integral part of this schedule.

                          THE AAL MUNICIPAL BOND FUND
           SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995--CONTINUED

 . PRINCIPAL                                      INTEREST MATURITY    MARKET
    AMOUNT       MUNICIPAL BONDS--CONTINUED        RATE     DATE       VALUE
 ------------------------------------------------------------------------------
             COLORADO (4.0%)
  $4,000,000 Arapahoe County Colorado Capital
              Improvement Federal Highway
              Revenue Bonds...................    0.000%  8/31/2007 $ 1,778,116
  16,765,000 Arapahoe County Colorado Capital
              Improvement Federal Highway
              Revenue Bonds...................    0.000   8/31/2008   6,916,032
     665,000 Arapahoe County Colorado Capital
              Improvement Federal Highway
              Revenue Bonds...................    0.000   8/31/2009     256,041
  18,940,000 Arapahoe County Colorado Capital
              Improvement Federal Highway
              Revenue Bonds...................    0.000   8/31/2010   6,718,984
                                                                    -----------
                                                                     15,669,173
                                                                    -----------
             DISTRICT OF COLUMBIA (0.7%)
   3,000,000 District of Columbia G.O. Bonds,
              Series 1993 A (MBIA Insured)....    4.650    6/1/2002   2,931,729
                                                                    -----------
             FLORIDA (1.1%)
     750,000 Dade County, Florida Water &
              Sewer System Revenue Bonds......    6.250   10/1/2009     824,142
   1,365,000 Florida State Board of Education
              Administration G.O. Bonds,
              Series 1986 B...................    7.500    6/1/2005   1,420,749
   2,000,000 Florida State Board of Education
              Capital Outlay, Public Education
              G.O. Bonds, Series C............    5.300    6/1/2013   1,944,212
                                                                    -----------
                                                                      4,189,103
                                                                    -----------
             GEORGIA (4.9%)
   5,000,000 Fulton County, Georgia School
              District G.O. Bonds, Series 1986
              B                                   5.600    1/1/2014   4,960,185
   4,000,000 Georgia Municipal Electric
              Authority Power Revenue Bonds,
              Series Z (FGIC Insured).........    5.500    1/1/2012   3,961,668
   2,000,000 Georgia Municipal Electric
              Authority Revenue Bonds, Series
              BB (MBIA Insured)...............    6.500    1/1/2012   2,189,612
   1,690,000 Georgia Municipal Electric
              Authority Special Obligation
              Bonds, Series 1993 (AMBAC
              Insured)........................    7.000    1/1/2008   1,979,999
   1,690,000 Georgia Municipal Electric
              Authority Special Obligation
              Bonds...........................    5.250    1/1/2025   1,542,186
   3,000,000 Georgia State G.O. Bonds.........    7.200    3/1/2003   3,478,581
   1,150,000 Metropolitan Atlanta Rapid
              Transit Authority Sales Tax
              Revenue Bonds, Series 1983 E....    7.000    7/1/2011   1,290,668
                                                                    -----------
                                                                     19,402,899
                                                                    -----------

  The accompanying notes to financial statements are an integral part of this schedule.

                          THE AAL MUNICIPAL BOND FUND
           SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995--CONTINUED

 .  PRINCIPAL                                   INTEREST  MATURITY
    AMOUNT      MUNICIPAL BONDS--CONTINUED       RATE      DATE    MARKET VALUE
 ------------------------------------------------------------------------------
              IDAHO (0.6%)
  $ 1,000,000 Idaho Student Loan Fund
               Marketing Association, Inc.,
               Student Loan Revenue Bonds,
               Series 1992..................    6.000%   10/1/1997 $  1,013,453
    1,240,000 Idaho Student Loan Fund
               Marketing Association, Inc.,
               Student Loan Revenue Bonds,
               Series 1992..................    6.400    10/1/1999    1,277,452
                                                                   ------------
                                                                      2,290,905
                                                                   ------------
              ILLINOIS (9.0%)
    3,100,000 Bryant, Illinois Pollution
               Control Refunding Revenue
               Bonds,
               Series A.....................    6.500     2/1/2018    3,230,023
    8,000,000 Chicago, Illinois Metropolitan
               Water G.O. Bonds.............    5.500    12/1/2010    8,000,000
    5,200,000 Chicago, Illinois Metropolitan
               Water G.O. Bonds.............    5.500    12/1/2012    5,114,959
    4,980,000 Chicago, Illinois O'Hare
               International Airport Revenue
               Bonds, Second Lien, Series A
               (MBIA Insured)...............    6.375     1/1/2012    5,248,143
    2,250,000 Cook County, Illinois G.O.
               Bonds, Series 1992 B (FGIC
               Insured).....................    5.500   11/15/2022    2,158,357
    5,220,000 Du Page County, Illinois
               Stormwater Project, G.O.
               Unlimited, Revenue Bonds.....    5.600     1/1/2021    5,095,717
    1,070,000 Illinois Educational
               Facilities Authority Revenue
               Bonds (Wesleyan University),
               Series 1993 (MBIA Insured)...    5.600     9/1/2013    1,050,979
      580,000 Illinois Health Facilities
               Authority Revenue Bonds
               (Northwestern Memorial
               Hospital), Series 1989 B         7.200    8/15/2007      635,217
    2,000,000 Illinois Housing Development
               Authority Revenue Bonds,
               Homeowner Mortgage, Series B.    6.250     8/1/2017    2,026,498
    2,500,000 Illinois Regional Transit
               Authority Revenue Bonds,
               Series A (FGIC Insured)......    6.700    11/1/2021    2,764,230
                                                                   ------------
                                                                     35,324,123
                                                                   ------------
              INDIANA (2.9%)
    1,165,000 Concord Indiana Community
               School Buildings Corporation,
               First Mortgage Revenue Bonds
               (CAP Guarantee Insured)......    7.000     7/1/2011    1,304,896


  The accompanying notes to financial statements are an integral part of this schedule.

                          THE AAL MUNICIPAL BOND FUND
           SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995--CONTINUED

 .  PRINCIPAL                                    INTEREST MATURITY
    AMOUNT       MUNICIPAL BONDS--CONTINUED       RATE     DATE    MARKET VALUE
 ------------------------------------------------------------------------------
              INDIANA--CONTINUED
  $ 1,500,000 Indiana State Office Building
               Commission Correctional
               Facilities Revenue Bonds,
               Series A                          6.500%  11/1/2007 $  1,599,882
    2,000,000 Indiana Transportation Finance
               Authority, Apartment
               Facilities Lease Revenue
               Bonds, Series A...............    6.250   11/1/2016    2,020,542
    2,050,000 Indiana Transportation Finance
               Authority Series 1990 A (MBIA
               Insured)......................    7.250    6/1/2015    2,395,076
    1,000,000 Indianapolis Indiana Bond Bank
               Transportation Revenue Bonds..    6.000    7/1/2010    1,023,459
    2,000,000 Middle School Building
               Corporation of Lawrence
               Township, Marion County, First
               Mortgage Bonds, (Unlimited
               Tax) Series 1991..............    6.875   7/15/2011    2,218,184
                                                                   ------------
                                                                     10,562,039
                                                                   ------------
              IOWA (0.5%)
    2,000,000 Iowa, Student Loan Liquidity
               Corp. Revenue Bonds, Series
               1991 C (AMBAC Insured)........    6.750   12/1/2001    2,106,554
                                                                   ------------
              KENTUCKY (0.3%)
    1,000,000 Kentucky Higher Education
               Student Loan Corporation
               Revenue Bonds.................    6.400    6/1/2000    1,058,338
                                                                   ------------
              MASSACHUSETTS (1.8%)
    1,000,000 Massachusetts State College
               Building Authority Project
               Revenue Bonds, Series 1994 A..    7.500    5/1/2014    1,191,325
    6,000,000 Massachusetts State
               Construction Lien G.O. Bonds,
               Series B......................    6.000    8/1/2013    6,142,566
                                                                   ------------
                                                                      7,333,891
                                                                   ------------
              MICHIGAN (2.9%)
    5,000,000 Michigan Public Power Agency
               Revenue Refunding Bonds, Belle
               River Project (MBIA Insured)..    5.250    1/1/2018    4,730,435
    7,500,000 Michigan Public Power Agency
               Revenue Refunding Bonds, Belle
               River Project (MBIA Insured)..    5.000    1/1/2019    6,731,212
                                                                   ------------
                                                                     11,461,647
                                                                   ------------

  The accompanying notes to financial statements are an integral part of this schedule.

                          THE AAL MUNICIPAL BOND FUND
           SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995--CONTINUED

 .  PRINCIPAL                                    INTEREST MATURITY
    AMOUNT       MUNICIPAL BONDS--CONTINUED       RATE     DATE    MARKET VALUE
 ------------------------------------------------------------------------------
              MINNESOTA (1.4%)
  $ 1,815,000 Southern Minnesota Municipal
               Power Agency Revenue Bonds,
               Series A (MBIA Insured).......    5.750%   1/1/2018 $  1,826,175
    1,000,000 Western Minnesota Municipal
               Power Agency Revenue Bonds,
               Series A......................    9.050    1/1/2000    1,029,062
    1,000,000 Western Minnesota Municipal
               Power Agency Revenue Bonds,
               Series A......................    8.950    1/1/1999    1,027,147
    1,500,000 Western Minnesota Municipal
               Power Agency Revenue Bonds,
               Series A......................    8.800    1/1/1998    1,535,259
                                                                   ------------
                                                                      5,417,643
                                                                   ------------
              MISSOURI (1.0%)
    3,400,000 Missouri State Health and
               Educational Facilities
               Authority Health Facilities
               Revenue and Improvement,
               Christian Health, Revenue
               Bonds (FGIC Insured)..........    6.875   2/15/2021    3,822,093
                                                                   ------------
              MONTANA (1.7%)
    3,720,000 Montana State Board Housing
               Revenue Bonds, Single Family
               Program, Series B-1...........    6.300    6/1/2008    3,868,800
    3,000,000 Montana State Board Housing
               Revenue Bonds, Single Family
               Program, Series A-1...........    6.250   12/1/2017    3,048,750
                                                                   ------------
                                                                      6,917,550
                                                                   ------------
              NEBRASKA (0.6%)
    1,000,000 Nebraska Public Gas Agency
               Supply System Revenue Bonds,
               Series A......................    5.650    4/1/2006    1,000,000
    1,410,000 Nebraska Public Gas Agency
               Supply System Revenue Bonds,
               Series A......................    5.600    4/1/2005    1,414,016
                                                                   ------------
                                                                      2,414,016
                                                                   ------------
              NEVADA (1.7%)
    1,500,000 Las Vegas, Nevada Water G.O.
               Limited, Revenue Bonds (FGIC
               Insured)......................    6.500   10/1/2007    1,614,852
    4,395,000 Nevada State Prerefunded G.O.
               Bonds, Series A...............    6.750    7/1/2002    4,953,547
                                                                   ------------
                                                                      6,568,399
                                                                   ------------

  The accompanying notes to financial statements are an integral part of this schedule.

                          THE AAL MUNICIPAL BOND FUND
           SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995--CONTINUED

 .  PRINCIPAL                                    INTEREST MATURITY
    AMOUNT       MUNICIPAL BONDS--CONTINUED       RATE     DATE    MARKET VALUE
 ------------------------------------------------------------------------------
              NEW MEXICO (1.2%)
  $ 1,965,000 Farmington New Mexico Pollution
               Control Revenue Bonds,
               Southern Cal Edison Co.,
               Series A......................    7.200%   4/1/2021 $  2,151,726
    2,275,000 New Mexico Mortgage Finance
               Authority Revenue Bonds,
               Series 1995 F.................    7.000    1/1/2026    2,471,239
                                                                   ------------
                                                                      4,622,965
                                                                   ------------
              NEW YORK (13.9%)
    5,000,000 New York Dormitory Authority
               State University Educational
               Facilities Revenue Bonds......    5.250   5/15/2019    4,530,285
    2,000,000 New York Dormitory Authority
               State University Revenue
               Bonds,
               Series A......................    7.500   5/15/2013    2,346,682
    2,500,000 New York Dormitory Authority
               State University Revenue
               Bonds, Series A...............    6.500   5/15/2006    2,677,208
    3,500,000 New York Dormitory Authority
               State University Revenue
               Bonds, Series A...............    5.875   5/15/2011    3,506,972
    5,000,000 New York Dormitory Authority
               State University Revenue
               Bonds, Series A...............    5.875   5/15/2017    4,892,280
    2,500,000 New York State Local Government
               Assistance Corp., Sales Tax
               Revenue Bonds, Series 1993 E..    5.250    4/1/2016    2,368,037
    3,000,000 New York State Medical Care
               Facilities, Finance Agency
               Revenue Bonds, Mental Health
               Services (FSA Insured)........    5.375   2/15/2014    2,898,084
    6,295,000 New York State Thruway Revenue
               Bonds.........................    5.750    4/1/2008    6,328,936
    9,500,000 New York State Thruway Revenue
               Bonds.........................    5.600    4/1/2005    9,687,492
    6,950,000 Triborough Bridge and Tunnel
               Authority, New York Convention
               Center Project, Series 1990 E.    7.250    1/1/2010    7,920,991
    7,780,000 Triborough Bridge and Tunnel
               Authority, New York General
               Purpose Revenue Bonds, Series
               Y                                 5.500    1/1/2017    7,664,607
                                                                   ------------
                                                                     54,821,574
                                                                   ------------
              NORTH CAROLINA (0.4%)
    1,110,000 North Carolina Municipal Power
               Agency #1 (CATAWBA),
               Electric Revenue Bonds,
               Series 1992...................    6.000    1/1/2004    1,164,620

  The accompanying notes to financial statements are an integral part of this schedule.

                          THE AAL MUNICIPAL BOND FUND
           SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995--CONTINUED

 .  PRINCIPAL                                    INTEREST MATURITY
    AMOUNT       MUNICIPAL BONDS--CONTINUED       RATE     DATE    MARKET VALUE
 ------------------------------------------------------------------------------
              NORTH CAROLINA--CONTINUED
  $   500,000 North Carolina Municipal Power
               Agency #1 (CATAWBA),
               Electric Revenue Bonds,
               Series 1986...................    5.000%   1/1/2020 $    456,176
                                                                   ------------
                                                                      1,620,796
                                                                   ------------
              OHIO (1.0%)
    1,750,000 Columbus, Ohio Water System
               Revenue Bonds.................    6.375   11/1/2010    1,859,097
    1,040,000 Lorain County, Ohio Hospital
               EMH Regional Medical Center
               Revenue Bonds (AMBAC Insured).    7.750   11/1/2013    1,204,003
      900,000 State of Ohio G.O. Unlimited
               Bonds.........................    4.700    8/1/2006      874,775
                                                                   ------------
                                                                      3,937,875
                                                                   ------------
              OKLAHOMA (1.0%)
    3,925,000 Muskogee Oklahoma Industrial
               Pollution Revenue Bonds,
               Series A                          7.000    3/1/2017    4,095,573
                                                                   ------------
              PENNSYLVANIA (1.5%)
    5,215,000 Pennsylvania State Higher
               Education Revenue Bonds,
               Series A (FGIC Insured).......    6.800   12/1/2000    5,801,875
                                                                   ------------
              PUERTO RICO (0.6%)
   $2,000,000 Puerto Rico Electric Power
               Authority Revenue Bonds (MBIA
               Insured)......................    6.500    7/1/2006    2,270,340
                                                                   ------------
              SOUTH CAROLINA (0.5%)
    2,200,000 South Carolina State Public
               Service Authority Revenue
               Bonds (AMBAC Insured).........    5.000    1/1/2014    2,031,658
                                                                   ------------
              SOUTH DAKOTA (1.1%)
    4,650,000 South Dakota Housing
               Development Authority Revenue
               Bonds, Series B                   5.800    5/1/2014    4,557,000
                                                                   ------------
              TEXAS (5.3%)
    1,640,000 Copperas Cove Texas Independent
               School G.O. Bonds, Copperas
               Cove Texas (PSF Guaranteed)...    6.800   8/15/2010    1,874,051
    5,900,000 Houston, Texas Independent
               School District, G.O. Limited
               Bonds.........................    6.300   8/15/2014    6,433,372
    4,775,000 Lewisville, Texas Independent
               School District G.O. Unlimited
               Bonds (PSFG Rated)............    5.250   8/15/2014    4,523,453

  The accompanying notes to financial statements are an integral part of this schedule.

                          THE AAL MUNICIPAL BOND FUND
           SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995--CONTINUED

 .  PRINCIPAL                                    INTEREST MATURITY
    AMOUNT       MUNICIPAL BONDS--CONTINUED       RATE     DATE    MARKET VALUE
 ------------------------------------------------------------------------------
              TEXAS--CONTINUED
  $ 7,050,000 Wylie Texas Independent School
               District G.O. Bonds (PSF
               Guaranteed)...................    7.000%  8/15/2024 $  8,050,719
                                                                   ------------
                                                                     20,881,595
                                                                   ------------
              UTAH (2.8%)
    1,500,000 Intermountain Power Agency
               Special Obligation Revenue
               Bonds, Series 1986 C..........    5.000    7/1/2018    1,318,707
    3,230,000 Intermountain Power Agency
               Special Obligation Revenue
               Bonds, Series 1986 A..........    5.000    7/1/2021    2,817,057
    3,330,000 Intermountain Power Agency
               Power Supply Special
               Obligation Second Crossover
               Bonds, Series 1986 C..........    7.500    7/1/2016    3,467,123
    3,605,000 State of Utah Building
               Authority Lease Revenue Bonds,
               Series A......................    5.700   5/15/2014    3,544,195
                                                                   ------------
                                                                     11,147,082
                                                                   ------------
              VIRGINIA (1.1%)
    1,220,000 Virginia State Housing
               Development Authority Multi
               Family Revenue Bonds, Series
               H.............................    6.100    5/1/2011    1,243,226
    1,205,000 Virginia State Housing
               Development Authority Multi
               Family Revenue Bonds, Series
               H.............................    5.900    5/1/2009    1,221,066
    2,000,000 Virginia State Housing
               Development Authority Revenue
               Bonds, Series B                   6.700    1/1/2015    2,087,806
                                                                   ------------
                                                                      4,552,098
                                                                   ------------
              WASHINGTON (9.7%)
    1,250,000 King County, Washington School
               District #408 G.O. Bonds,
               Unlimited Bonds...............    6.700   12/1/2007    1,362,161
    2,035,000 King County, Washington School
               District #408 G.O. Bonds,
               Series 1993 (AMBAC Insured)...    4.875   12/1/2006    1,985,566
    2,875,000 Pierce County, Washington
               School District G.O. Bonds
               (AMBAC-TCRS Insured)..........    5.450   12/1/2013    2,803,878
    5,000,000 Snohomish County Public
               Utilities District #1 Revenue
               Bonds, Series 1993 (FGIC
               Insured)......................    5.625    1/1/2005    5,225,345
    5,000,000 Washington State G.O. Bonds,
               Series 1980 A.................    6.750    2/1/2015    5,614,555

  The accompanying notes to financial statements are an integral part of this schedule.

                          THE AAL MUNICIPAL BOND FUND
           SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995--CONTINUED

 .  PRINCIPAL                                    INTEREST MATURITY
    AMOUNT       MUNICIPAL BONDS--CONTINUED       RATE     DATE    MARKET VALUE
 ------------------------------------------------------------------------------
              WASHINGTON--CONTINUED
  $10,000,000 Washington State Public Power
               Supply System Nuclear Project
               #2, Revenue Refunding, Series
               1994 A                            6.000%   7/1/2007 $ 10,141,480
    7,000,000 Washington State Public Power
               Supply System Revenue Bonds,
               Series B......................    5.625    7/1/2012    6,657,875
    2,000,000 Washington State Public Power
               Supply System Revenue Bonds,
               Series B......................    5.600    7/1/2007    1,962,930
    2,615,000 Washington State Various
               Purpose G.O. Bonds, Series
               1991 A........................    5.000    9/1/2013    2,422,565
                                                                   ------------
                                                                     38,176,355
                                                                   ------------
              WISCONSIN (1.5%)
    1,990,000 Wisconsin Housing and Economic
               Development Authority Home
               Ownership Revenue Bonds,
               Series 1990 D.................    7.750    9/1/2010    2,086,155
    1,715,000 Wisconsin Housing and Economic
               Development Authority Home
               Ownership Revenue Bonds,
               Series 1990 D.................    6.100    9/1/2014    1,727,381
    2,365,000 Wisconsin State G.O. Refunding
               Bonds, Series 2...............    5.125     11/1/20    2,250,856
                                                                   ------------
                                                                      6,064,392
                                                                   ------------
              WYOMING (2.5%)
    3,930,000 Wyoming Community Development
               Authority Single Family
               Mortgage, Series B............    6.650    6/1/2013    4,099,576
    5,765,000 Wyoming State Farm Land Board
               Capital Projects Facilities
               Revenue Bonds.................    5.750   10/1/2020    5,749,527
                                                                   ------------
                                                                      9,849,103
                                                                   ------------
              TOTAL MUNICIPAL BONDS (AMORTIZED COST BASIS
               $376,612,055)                                        393,970,165
                                                                   ------------

              SHORT-TERM TAX-EXEMPT VARIABLE RATE OBLIGATIONS (0.1%)
      --------------------------------------------------------------------------
      393,322 Strong Municipal Money Market Fund

              (COST BASIS $393,322) ..............................       393,322
                                                                    ------------
  TOTAL INVESTMENTS (100%) (AMORTIZED COST BASIS $377,005,377)....  $394,363,487
                                                                    ============

  The accompanying notes to financial statements are an integral part of this schedule.

                           THE AAL MONEY MARKET FUND

 . THE FUND SEEKS:     A high level of current income with preservation of
                      capital and liquidity.

 . THE FUND IS:        A diversified portfolio of high-quality, short-term
                      money market instruments.


                      Quality Ratings:  First Tier--100.0%


                     Average Maturity:  46 days


                 SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995

                                                  INTEREST MATURITY
 .  PRINCIPAL                                        RATE     DATE     MARKET
    AMOUNT    COMMERCIAL PAPER (58.8%)             RANGE*   RANGE      VALUE
 ------------------------------------------------------------------------------
  $ 3,500,000 American Express Credit
               Corporation.....................     5.63%   1/24/96 $ 3,454,022
    3,500,000 American General Finance
               Corporation.....................     5.60    12/5/95   3,481,489
    3,500,000 Beneficial Corporation...........     5.65   12/27/95   3,469,500
    3,500,000 The CIT Group Holdings, Inc......     5.65     2/1/96   3,449,464
    3,500,000 Commercial Credit Corporation....     5.70    11/2/95   3,499,446
    3,500,000 John Deere Capital Corporation...     5.64    12/7/95   3,480,260
    3,500,000 Ford Motor Credit Company........     5.56    1/17/96   3,458,377
    3,500,000 General Electric Capital Corp....     5.58    1/29/96   3,451,717
    3,500,000 General Motors Acceptance
               Corporation.....................     5.66   11/27/95   3,485,693
    3,500,000 Heller Financial, Inc............     5.68    11/9/95   3,495,582
    3,500,000 Honeywell Corporation............     5.67   11/13/95   3,493,385
    3,500,000 Household Finance Corporation....     5.53    1/11/96   3,461,828
    3,000,000 International Lease Finance
               Corporation.....................     5.68   11/21/95   3,488,955
    3,500,000 Merrill Lynch & Co., Inc.........     5.63     2/8/96   3,445,811
    3,500,000 Norwest Financial Corporation....     5.70   11/21/95   3,488,917
                                                                    -----------
              TOTAL COMMERCIAL PAPER..............................   52,104,446
                                                                    -----------

  The accompanying notes to financial statements are an integral part of this schedule.

                           THE AAL MONEY MARKET FUND
           SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995--CONTINUED

                                             INTEREST    MATURITY
 .  PRINCIPAL  U.S. AGENCY OBLIGATIONS          RATE        DATE       MARKET
    AMOUNT    (37.5%)                         RANGE*       RANGE       VALUE
 ------------------------------------------------------------------------------
  $11,000,000 Federal Home Loan Bank......   5.52-5.63% 11/1-3/4/96 $10,924,087
    4,000,000 Federal Home Loan Mortgage..        5.57      11/2/95   3,999,381
   18,500,000 Federal National Mortgage
               Association................   5.50-5.61  11/8-4/4/96  18,346,262
                                                                    -----------
              TOTAL U.S. AGENCY OBLIGATIONS......................    33,269,730
                                                                    -----------
              VARIABLE RATE OBLIGATIONS (3.7%)
              -----------------------------------------------------
      617,749 Eli Lilly & Company................................       617,749
      496,140 General Mills Company..............................       496,140
      388,022 Pitney Bowes Credit Corporation....................       388,022
    1,343,830 Sara Lee Corporation...............................     1,343,830
      401,745 Southwestern Bell Telephone Company................       401,745
                                                                    -----------
              TOTAL VARIABLE RATE OBLIGATIONS....................     3,247,486
                                                                    -----------
  TOTAL INVESTMENTS (100%) (AMORTIZED COST $88,621,662)..........   $88,621,662
                                                                    ===========

*The interest rate shown reflects the coupon rate or, for the securities purchased at a discount, the discount rate at the date of purchase.

  The accompanying notes to financial statements are an integral part of this schedule.

                      STATEMENT OF ASSETS AND LIABILITIES

                                                             THE AAL
                          --------------------------------------------------------------------------------
                            SMALLER        CAPITAL                                 MUNICIPAL      MONEY
                            COMPANY         GROWTH      UTILITIES       BOND          BOND       MARKET
OCTOBER 31, 1995           STOCK FUND        FUND         FUND          FUND          FUND        FUND
------------------------  ------------  -------------- -----------  ------------  ------------ -----------
ASSETS
 Investments, at value
 (Cost: $217,535,863,
 $950,937,690,
 $75,779,756,
 $427,204,255,
 $377,005,377 and
 $88,621,662
 respectively)..........  $304,697,239  $1,184,379,675 $85,471,876  $436,665,676  $394,363,487 $88,621,662
 Unamortized
 organization & initial
 registration expense...        18,941              --      21,886            --            --          --
 Dividends and interest
 receivable.............       155,117       2,018,351     570,706     5,868,283     6,772,619      18,407
 Prepaid expenses.......        42,144          44,389      29,347        18,029        24,009      14,226
 Receivable from
 securities sold........            --              --          --            --       279,280          --
 Cash...................       309,278         252,985      92,551       421,992        70,284     335,808
                          ------------  -------------- -----------  ------------  ------------ -----------
 TOTAL ASSETS...........  $305,222,719  $1,186,695,400 $86,186,366  $442,973,980  $401,509,679 $88,990,103
                          ============  ============== ===========  ============  ============ ===========
LIABILITIES
 Income distributions
 payable................  $         --  $           -- $        --  $    344,515  $    271,341 $    29,953
 Redemptions payable....            --              --     117,587       448,339       191,534          --
 Payable to affiliate...       191,399         639,073      36,995       284,249       198,640      37,843
 Accrued expenses.......       263,295         878,590      76,240       390,867       276,854     458,530
                          ------------  -------------- -----------  ------------  ------------ -----------
 TOTAL LIABILITIES......       454,694       1,517,663     230,822     1,467,970       938,369     526,326
                          ------------  -------------- -----------  ------------  ------------ -----------
NET ASSETS
 Trust capital
 (beneficial interest)..   221,254,772     912,114,045  77,213,690   449,026,495   380,281,194  88,428,566
 Accumulated
 undistributed net
 investment income
 (loss).................      (969,409)      4,526,571     345,926        41,050        41,917      35,211
 Net unrealized
 appreciation on
 investments............    87,161,376     233,441,985   9,692,120     9,461,422    17,358,110          --
 Accumulated net
 realized gain (loss) on
 investments............    (2,678,714)     35,095,136  (1,296,192)  (17,022,957)    2,890,089          --
                          ------------  -------------- -----------  ------------  ------------ -----------
 TOTAL NET ASSETS.......   304,768,025   1,185,177,737  85,955,544   441,506,010   400,571,310  88,463,777
                          ------------  -------------- -----------  ------------  ------------ -----------
 TOTAL LIABILITIES AND
 CAPITAL................  $305,222,719  $1,186,695,400 $86,186,366  $442,973,980  $401,509,679 $88,990,103
                          ============  ============== ===========  ============  ============ ===========
Shares of beneficial
interest outstanding
(unlimited number of
shares authorized)......    21,286,596      68,223,389   8,010,373    44,354,868    36,162,526  88,463,777
                          ============  ============== ===========  ============  ============ ===========
Net Asset Value Per
Share...................  $      14.32  $        17.37 $     10.73  $       9.95  $      11.08 $      1.00
                          ============  ============== ===========  ============  ============ ===========
Maximum Public Offering
Price...................  $      15.03  $        18.24 $     11.27  $      10.45  $      11.63
                          ============  ============== ===========  ============  ============



  The accompanying notes to financial statements are an integral part of this statement.

                            STATEMENT OF OPERATIONS

                                                            THE AAL
                            --------------------------------------------------------------------------
                              SMALLER      CAPITAL                               MUNICIPAL    MONEY
 FOR THE SIX MONTHS ENDED     COMPANY       GROWTH     UTILITIES      BOND         BOND       MARKET
 OCTOBER 31, 1995           STOCK FUND       FUND        FUND         FUND         FUND        FUND
 ------------------------   -----------  ------------ -----------  -----------  ----------- ----------
 INVESTMENT INCOME
 Dividends...............   $    78,515  $ 13,633,713 $ 1,490,890  $        --  $        -- $       --
 Taxable interest........       902,349       584,652     362,633   15,402,749      313,076  2,392,284
 Tax-exempt interest.....            --            --          --           --   10,742,121         --
                            -----------  ------------ -----------  -----------  ----------- ----------
  TOTAL INVESTMENT
  INCOME.................       980,864    14,218,365   1,853,523   15,402,749   11,055,197  2,392,284
                            -----------  ------------ -----------  -----------  ----------- ----------
 EXPENSES
 Adviser fees............       487,433     2,433,995      98,067      773,357      692,186    161,182
 Sub-Adviser fees........       509,573     1,070,216      98,067      478,814      428,863     40,296
 Audit fees..............         7,704        10,506       8,484        9,790        8,900      6,223
 Custody fees............        22,915        80,529       7,608       20,193       33,564      7,938
 Administrative service
 fees....................        18,623        17,730      16,528       33,303       25,373     15,622
 Legal fees..............         2,800         2,800       2,800        2,800        2,800      2,800
 Amortization of
 organization &
 registration expense....         3,697            --       4,552           --           --         --
 Printing and postage
 expense.................        79,964       229,650      14,583       80,007       63,919     93,613
 Distribution expense
 (12b-1).................       330,198     1,406,213      98,067      551,356      488,916     50,369
 S.E.C. and state
 registration fees.......        25,781        26,235      19,118       13,421       15,332      8,729
 Transfer Agent fees.....       339,798       895,182      95,271      238,106      116,377    150,380
 Shareholder maintenance
 fees....................        86,326       237,044      21,860       63,847       31,111     28,550
 Trustee fees and
 expenses................         7,979         7,979       7,979        7,979        7,979      7,979
 Other expenses..........        27,482        59,458       2,234        9,156        6,870      6,125
                            -----------  ------------ -----------  -----------  ----------- ----------
  TOTAL EXPENSES.........     1,950,273     6,477,537     495,218    2,282,129    1,922,190    579,806
                            -----------  ------------ -----------  -----------  ----------- ----------
  Less reimbursement from
  Adviser................            --            --          --           --           --   (100,739)
                            -----------  ------------ -----------  -----------  ----------- ----------
  TOTAL NET EXPENSES.....     1,950,273     6,477,537     495,218    2,282,129    1,922,190    479,067
                            -----------  ------------ -----------  -----------  ----------- ----------
 NET INVESTMENT INCOME
 (LOSS)..................      (969,409)    7,740,828   1,358,305   13,120,620    9,133,007  1,913,217
                            -----------  ------------ -----------  -----------  ----------- ----------
 REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
 Net realized gains
 (losses) on investments.    18,102,745    35,940,538  (1,227,513)  (3,642,709)   4,809,162         --
 Increase in unrealized
 appreciation on
 investments.............    52,828,689    85,615,120  10,862,956   18,967,998    9,137,773         --
                            -----------  ------------ -----------  -----------  ----------- ----------
 NET REALIZED &
 UNREALIZED GAINS ON
 INVESTMENTS.............    70,931,434   121,555,658   9,635,443   15,325,289   13,946,935         --
                            -----------  ------------ -----------  -----------  ----------- ----------
 NET INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS..............   $69,962,025  $129,296,486 $10,993,748  $28,445,909  $23,079,942 $1,913,217
                            ===========  ============ ===========  ===========  =========== ==========



  The accompanying notes to financial statements are an integral part of this statement.

                      STATEMENT OF CHANGES IN NET ASSETS

                                                              THE AAL
                          ------------------------------------------------------------------------------------
                               SMALLER COMPANY               CAPITAL GROWTH                  UTILITIES
                                 STOCK FUND                       FUND                         FUND
                          --------------------------  ------------------------------  ------------------------
                              YEAR       SIX MONTHS        YEAR         SIX MONTHS       YEAR      SIX MONTHS
                             ENDED         ENDED          ENDED           ENDED          ENDED        ENDED
                            4/30/95       10/31/95       4/30/95         10/31/95       4/30/95     10/31/95
                          ------------  ------------  --------------  --------------  -----------  -----------
OPERATIONS
 Net investment income
 (loss).................  $ (1,377,361) $   (969,409) $   17,337,195  $    7,740,828  $ 2,126,626  $ 1,358,305
 Net realized gain
 (loss) on investments..   (16,692,455)   18,102,745        (840,545)     35,940,538      (68,679)  (1,227,513)
 Increase (decrease) in
 unrealized appreciation
 on investments.........    32,846,797    52,828,689     112,486,468      85,615,120   (1,173,321)  10,862,956
                          ------------  ------------  --------------  --------------  -----------  -----------
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS.........    14,776,981    69,962,025     128,983,118     129,296,486      884,626   10,993,748
                          ------------  ------------  --------------  --------------  -----------  -----------
DISTRIBUTIONS TO
SHAREHOLDERS
 Dividends from net
 investment income......            --            --     (18,335,661)     (7,757,458)  (1,869,226)  (1,314,758)
 Capital gains
 distributions..........            --            --     (37,856,745)             --           --           --
                          ------------  ------------  --------------  --------------  -----------  -----------
TOTAL DISTRIBUTIONS TO
SHAREHOLDERS............            --            --     (56,192,406)     (7,757,458)  (1,869,226)  (1,314,758)
                          ------------  ------------  --------------  --------------  -----------  -----------
TRUST SHARES
TRANSACTIONS
 Purchases of trust
 shares.................    80,866,039    31,301,304     121,311,533      67,616,830   59,687,740   10,288,337
 Income dividends
 reinvested.............            --            --      18,154,413       7,722,515    1,758,941    1,247,124
 Capital gains
 distributions
 reinvested.............            --            --      37,487,552              --           --           --
 Redemptions of trust
 shares.................   (17,380,419)  (17,287,373)    (86,426,278)    (43,868,757)  (5,024,539)  (6,120,311)
                          ------------  ------------  --------------  --------------  -----------  -----------
NET INCREASE (DECREASE)
IN TRUST CAPITAL........    63,485,620    14,013,931      90,527,220      31,470,588   56,422,142    5,415,150
                          ------------  ------------  --------------  --------------  -----------  -----------
NET INCREASE (DECREASE)
IN NET ASSETS...........    78,262,601    83,975,956     163,317,930     153,009,616   55,437,543   15,094,140
NET ASSETS BEGINNING OF
PERIOD..................   142,529,468   220,792,069     868,850,191   1,032,168,121   15,423,861   70,861,404
                          ------------  ------------  --------------  --------------  -----------  -----------
NET ASSETS END OF PERIOD
(1).....................  $220,792,069  $304,768,025  $1,032,168,121  $1,185,177,737  $70,861,404  $85,955,544
                          ============  ============  ==============  ==============  ===========  ===========

(1) Including undistributed income of ($1,987,449) and ($969,409), for The AAL Smaller Company Stock Fund; $4,501,285 and $4,526,571 for The AAL Capital Growth Fund; and $291,937 and $345,926 for The AAL Utilities Fund in each period respectively.



  The accompanying notes to financial statements are an integral part of this statement.

                      STATEMENT OF CHANGES IN NET ASSETS

                                                             THE AAL
                          ----------------------------------------------------------------------------------
                                  BOND FUND              MUNICIPAL BOND FUND          MONEY MARKET FUND
                          --------------------------  --------------------------  --------------------------
                              YEAR       SIX MONTHS       YEAR       SIX MONTHS                  SIX MONTHS
                             ENDED         ENDED         ENDED         ENDED          YEAR          ENDED
                            4/30/95       10/31/95      4/30/95       10/31/95    ENDED 4/30/95   10/31/95
                          ------------  ------------  ------------  ------------  -------------  -----------
OPERATIONS
 Net investment income..  $ 26,370,442  $ 13,120,620  $ 18,593,428  $  9,133,007  $   2,646,147  $ 1,913,217
 Net realized gain
 (loss) on investments..   (13,380,248)   (3,642,709)   (1,918,573)    4,809,162             --           --
 Increase (decrease) in
 unrealized appreciation
 on investments.........     9,259,565    18,967,998     7,975,495     9,137,773             --           --
                          ------------  ------------  ------------  ------------  -------------  -----------
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS.........    22,249,759    28,445,909    24,650,350    23,079,942      2,646,147    1,913,217
                          ------------  ------------  ------------  ------------  -------------  -----------
DISTRIBUTIONS TO
SHAREHOLDERS
 Dividends from net
 investment income......   (26,370,442)  (13,120,620)  (18,593,428)   (9,133,007)    (2,646,147)  (1,913,217)
 Capital gains
 distributions..........      (107,963)           --    (1,954,973)           --             --           --
                          ------------  ------------  ------------  ------------  -------------  -----------
TOTAL DISTRIBUTIONS TO
SHAREHOLDERS............   (26,478,405)  (13,120,620)  (20,548,401)   (9,133,007)    (2,646,147)  (1,913,217)
                          ------------  ------------  ------------  ------------  -------------  -----------
TRUST SHARES
TRANSACTIONS
 Purchases of trust
 shares.................    44,491,616    19,213,836    40,640,851    21,619,793    108,011,919   76,542,138
 Income dividends
 reinvested.............    21,777,898    10,909,513    15,159,507     8,825,581      2,491,076    1,854,983
 Capital gains
 distributions
 reinvested.............        90,587            --     1,612,397            --             --           --
 Redemptions of trust
 shares.................   (75,738,835)  (33,297,791)  (54,317,690)  (21,586,860)  (105,300,623) (60,144,019)
                          ------------  ------------  ------------  ------------  -------------  -----------
NET INCREASE (DECREASE)
IN TRUST CAPITAL........    (9,378,734)   (3,174,442)    3,095,065     8,858,514      5,202,372   18,253,102
                          ------------  ------------  ------------  ------------  -------------  -----------
NET INCREASE (DECREASE)
IN NET ASSETS...........   (13,607,380)   12,150,847     7,197,014    22,805,449      5,202,372   18,253,102
NET ASSETS BEGINNING OF
PERIOD..................   442,962,543   429,355,163   370,568,847   377,765,861     65,008,303   70,210,675
                          ------------  ------------  ------------  ------------  -------------  -----------
NET ASSETS END OF PERIOD
(1).....................  $429,355,163  $441,506,010  $377,765,861  $400,571,310  $  70,210,675  $88,463,777
                          ============  ============  ============  ============  =============  ===========



  The accompanying notes to financial statements are an integral part of this statement.

                         NOTES TO FINANCIAL STATEMENTS

(A) ORGANIZATION
  The AAL Mutual Funds (the "Trust") was organized as a Massachusetts Business Trust on March 13, 1987, and is registered as an open-end diversified manage-ment company under the Investment Company Act of 1940. The Trust commenced op-erations on July 16, 1987, with The AAL Capital Growth Fund, The AAL Income Fund and The AAL Municipal Bond Fund. On March 10, 1988, The AAL Money Market Fund commenced operations. On July 1, 1992, The AAL Income Fund changed its name to The AAL Bond Fund. On June 30, 1993, The AAL Smaller Company Stock Fund commenced operations and on March 17, 1994, The AAL Utilities Fund com-menced operations. The AAL International Fund and The AAL U.S. Government Zero Coupon Target Funds, Series 2001 and 2006, are also portfolios in the series. The nine AAL Funds are collectively referred to as the "Funds."

(B) SIGNIFICANT ACCOUNT POLICIES
The Funds' principal accounting policies are:

  Valuation--Securities traded on national securities exchanges are valued at last reported sales prices. Each over-the-counter security for which the last sale price is available from NASDAQ is valued at that price. Interest bearing money market instruments and variable rate demand notes are valued at cost which approximates market. All other instruments held by The AAL Money Market Fund and money market investments with a remaining maturity of 60 days or less held by the other Funds are valued on an amortized cost basis. All other secu-rities are valued at the latest bid quotation if such quotations are readily available. Otherwise, such securities are valued at a fair value as determined in good faith by the Investment Adviser under supervision of the Board of Trustees.

  Federal Income Taxes--The Funds' policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment com-panies and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly paid no Federal income taxes and no Fed-eral income tax provision was required.

  Distributions to Shareholders--Net investment income is distributed to each shareholder as a dividend. Dividends to shareholders are recorded on the ex-dividend date. Dividends from The AAL Bond and The AAL Money Market Funds are declared daily and distributed monthly. Dividends from The AAL Municipal Bond Fund are declared daily and distributed monthly. Dividends from The AAL Capi-tal Growth Fund are declared and paid semi-annually. Dividends from The AAL

Smaller Company Stock Fund are declared and paid annually. Dividends from The AAL Utilities Fund are declared and paid quarterly. Net realized gains from securities transactions, if any, are distributed at least annually in the cal-endar year.

  Credit Risk--The Funds hold investments in variable rate demand notes, which are unsecured instruments. The Funds may be susceptible to credit risk with respect to these instruments to the extent the issuer defaults on its payment obligation. The Funds' policy is to monitor the creditworthiness of the issuer and does not anticipate nonperformance on the instruments.

  Other--For financial statement purposes, investment security transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Dis-counts and premiums on municipal bonds are amortized over the life of the re-spective bonds. Discounts on bonds purchased after April 30, 1995, are amor-tized over the life of the respected bonds in The AAL Utilities Fund and The AAL Bond Fund. Realized gains or losses on sales are determined on a specific cost identification basis. The Funds have no right to require registration of unregistered securities. The cost incurred with the organization and initial registration of shares for The AAL Smaller Company Stock Fund and The AAL Utilities Fund is being amortized over the period of benefit, but not to ex-ceed 60 months from each Fund's commencement of operation.

  During the prior fiscal year, the Funds adopted Statement of Position 93-2
(SOP), "Determination, Disclosure, and Financial Statement Presentation of In-come, Capital Gain, and Return of Capital Distributions by Investment Compa-nies." In accordance with provisions of the SOP, permanent differences between book and taxable net investment income and realized gain/loss on security transactions have been reclassified from accumulated net investment income
(loss) and net accumulated realized loss on investments, to trust capital. As of April 30, 1995, $1,987,449, $41,917, $10,441, $41,050, $41,917 and $35,211
were reclassified in The AAL Smaller Company Stock, Capital Growth, Utilities, Bond, Municipal Bond and Money Market Funds respectively. Net investment in-come (loss), net realized losses on investments and net assets were not af-fected by this change.

(C) INVESTMENT ADVISORY MANAGEMENT FEES AND TRANSACTIONS WITH RELATED PARTIES The Trust has entered into an Investment Advisory Agreement with AAL Capital
Management Corporation ("The Adviser") under which each of the six separate mutual fund portfolios pays a fee for investment advisory services.

  The annual rates of fees under the Investment Advisory Agreement are calcu-lated at the following rates: .85 of 1% on the first $100 million of average daily net assets, .75 of 1% on the next $100 million and .65 of 1% on the av-erage daily net assets over $200 million for The AAL Smaller Company Stock Fund; .75 of 1% on the first $250 million of average daily net assets .65 of 1% on the next $250 million, .575 of 1% on the next $500 million and .50 of 1% on average daily net assets over $1 billion for The AAL Capital Growth Fund;
 .60 of 1% on the first $250 million of average daily net assets, .525 of 1% on the next $250 million and .45 of 1% on average daily net assets over $500 mil-lion for The AAL Bond and The AAL Municipal Bond Funds; .50 of 1% on the first $500 million of average daily net assets and .45 of 1% on average daily net assets over $500 million for The AAL Money Market Fund and .50 of 1% of the average daily net assets as to The AAL Utilities Fund.

  The Adviser has entered into a Sub-Advisory Agreement with Duff & Phelps In-vestment Management Co. (Sub-Adviser). The sub-advisory fee, which is paid by the Adviser, is equal to the rates following: .30 of 1% on the first $75 mil-lion, .20 of 1% on the next $425 million, .175 of 1% on the next $500 million and .150 of 1% on average daily net assets over $1 billion for The AAL Capital Growth Fund; .25 of 1% on the first $150 million of average daily net assets,
 .20 of 1% on the next $350 million and .175 of 1% on average daily net assets over $500 million for The AAL Bond Fund and The AAL Municipal Bond Fund; .10 of 1% of the average daily net assets for The AAL Money Market and .25 of 1% on the first $250 million of daily net assets, .20 of 1% on the next $500 mil-lion of average daily net assets and .15 of 1% on average daily net assets over $750 million for The AAL Utilities Fund.

  Additionally, the Adviser has entered into a Sub-Advisory Agreement with Pilgrim Baxter & Associates, Ltd. (Sub-Adviser). The sub-advisory fee, which is paid by the Adviser, is equal to the following rates: .50 of 1% of average daily net assets on the first $50 million, .45 of 1% of average daily net as-sets over $50 million to $100 million, .40 of 1% of average daily net assets over $100 million to $150 million, .35 of 1% of average daily net assets over $150 million to $200 million and .30 of 1% of average daily net assets over $200 million for The AAL Smaller Company Stock Fund.

  On October 16, 1995, the Board of Trustees approved the termination of the sub-advisory agreement with both Duff & Phelps Investment Management Company and Pilgrim Baxter & Associates, Ltd. effective November 1, 1995. The Adviser has hired a team of portfolio managers to manage the Funds' assets.

  The Trust has entered into an Administrative Services Agreement with the Ad-viser pursuant to which the Adviser provides certain administrative services. The adviser earned the following fees from the respective Funds for the six months ended October 31, 1995: The AAL Smaller Company Stock Fund, The AAL Capital Growth Fund, The AAL Bond Fund, The AAL Municipal Bond Fund, The AAL Money Market Fund, $15,000 each; and The AAL Utilities Fund, $12,500.

  The Trust has also contracted with AAL Capital Management Corporation for certain shareholder maintenance services, effective April 1, 1995. These shareholder services include, pre-processing and quality control of new ac-counts, shareholder correspondence, account response and answering customer inquires regarding account status, option and facilitating shareholder tele-phone transactions. Fees charged to the Funds under terms of the contract ap-proximated $3.58 per shareholder account on an annual basis.

  The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Trust to use a portion of its assets to finance certain activities relating to the dis-tribution of its shares to investors. Payments under the Plan are equal to a maximum of .25 of 1% of the average daily net assets of The AAL Smaller Com-pany Stock Fund, The AAL Capital Growth Fund, The AAL Utilities Fund, The AAL Bond Fund and The AAL Municipal Bond Fund; and .125 of 1% of the average daily net assets of The AAL Money Market Fund.

  Trustees of the Trust not affiliated with AAL or the Adviser receive an an-nual fee of $10,000 and $1,000 for each meeting of the Board of Trustees, or Committee thereof, attended. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees of the Trust. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings.

  Each Fund is charged for those expenses that are directly attributable to it, such as advisory, custodian and certain shareholder service fees, while other expenses that cannot be di-rectly attributable to a Fund are allocated among the Funds in proportion to the net assets of the respective Fund.

  The Adviser reimburses the Funds for annual expenses in excess of the lowest expense limitation imposed by the states. In addition to the reimbursement re-quired under the Investment Advisory Agreement, the Adviser voluntarily has reimbursed various funds since inception. The Adviser reimbursed The AAL Money Market .25% of average daily net assets. Voluntary reimbursements to this Fund may be modified or discontinued at any time by the Adviser.

  AAL is the ultimate parent company for AAL Capital Management Corporation.

(D) SECURITY TRANSACTIONS
  During the year ended April 30, 1995 and six months ended October 31, 1995, purchases and sales of securities other than short-term obligations were as follows:

                                    PURCHASES                   SALES
                            ------------------------- -------------------------
                                          SIX MONTHS                SIX MONTHS
                             YEAR ENDED     ENDED      YEAR ENDED     ENDED
                              4/30/95      10/31/95     4/30/95      10/31/95
                            ------------ ------------ ------------ ------------
The AAL Smaller Company
Stock Fund................. $181,214,320 $101,550,715 $139,876,821 $106,946,593
The AAL Capital Growth
Fund.......................  393,241,285  217,385,887  296,479,660  251,387,330
The AAL Utilities Fund.....   72,216,425   14,151,294   11,929,861    9,447,625
The AAL Bond Fund..........  193,580,496  273,865,102  186,956,061  278,147,820
The AAL Municipal Bond
Fund.......................  612,855,314  273,211,751  612,836,296  261,262,331

  Included in these transactions were purchases and sales of U.S. government obligations for the years ended April 30, 1995, and the six months ended Octo-ber 31, 1995, of $54,604,531 and $75,867,500, and $117,798,125 and
$124,974,531 for The AAL Bond Fund; $5,970,117 and $3,238,102 and $1,862,969
and $5,595,031 in U.S. Government Obligations purchased and sold during the respective periods for The AAL Utilities Fund.

  Cost of investments is substantially the same for financial reporting pur-poses and federal income tax purposes.

  The gross unrealized appreciation and depreciation on investments at April 30, 1995 and the six months ended October 31, 1995, were as follows:

                                          4/30/95                                    10/31/95
                         ------------------------------------------ ------------------------------------------
                                                          NET
                                                       UNREALIZED                               NET UNREALIZED
                                                      APPRECIATION                               APPRECIATION
                         APPRECIATION (DEPRECIATION) (DEPRECIATION) APPRECIATION (DEPRECIATION) (DEPRECIATION)
                         ------------ -------------- -------------- ------------ -------------- --------------
The AAL Smaller Company
Stock Fund.............. $ 39,831,728  $ (5,499,040)  $34,332,688   $ 90,643,338  $ (3,481,962)  $ 87,161,376
The AAL Capital Growth
Fund....................  162,507,211   (14,680,347)   47,826,864    250,084,428   (16,642,443)   233,441,985
The AAL Utilities Fund..    2,115,100    (3,285,935)   (1,170,835)    10,823,292    (1,131,172)     9,692,120
The AAL Bond Fund.......    3,813,698   (13,320,275)   (9,506,577)    12,036,752    (2,575,330)     9,461,422
The AAL Municipal Bond
Fund....................    9,474,439    (1,254,102)    8,220,337     17,390,570       (32,460)    17,358,110

(E) TRUST TRANSACTIONS
  Transactions in trust shares were as follows:

                                THE AAL
                            SMALLER COMPANY             THE AAL                  THE AAL
                              STOCK FUND          CAPITAL GROWTH FUND         UTILITIES FUND
                         ----------------------  ----------------------  -------------------------
                            YEAR     SIX MONTHS     YEAR     SIX MONTHS      YEAR      SIX MONTHS
                           ENDED       ENDED       ENDED       ENDED        ENDED         ENDED
                          4/30/95     10/31/95    4/30/95     10/31/95     4/30/95      10/31/95
                         ----------  ----------  ----------  ----------  ------------  -----------
Shares purchased........  8,203,611   2,433,012   8,315,188   3,989,307     6,277,200    1,015,894
Income dividends
 reinvested.............         --          --   1,294,493     548,692       190,275      121,230
Capital gains reinvest-
 ed.....................         --          --   2,675,771          --            --           --
Shares redeemed......... (1,706,687) (1,370,775) (5,921,488) (2,643,153)     (537,340)    (607,712)
                         ----------  ----------  ----------  ----------  ------------  -----------
Net increase of trust
shares..................  6,496,924   1,062,237   6,363,964   1,894,846     5,930,135      529,412
                         ==========  ==========  ==========  ==========  ============  ===========
                                THE AAL                 THE AAL                  THE AAL
                               BOND FUND          MUNICIPAL BOND FUND       MONEY MARKET FUND
                         ----------------------  ----------------------  -------------------------
                            YEAR     SIX MONTHS     YEAR     SIX MONTHS      YEAR      SIX MONTHS
                           ENDED       ENDED       ENDED       ENDED        ENDED         ENDED
                          4/30/95     10/31/95    4/30/95     10/31/95     4/30/95      10/31/95
                         ----------  ----------  ----------  ----------  ------------  -----------
Shares purchased........  4,676,792   1,951,476   3,888,302   1,981,466   108,011,920   76,542,138
Income dividends rein-
 vested.................  2,293,802   1,106,038   1,451,298     810,714     2,491,076    1,854,983
Capital gains reinvest-
 ed.....................      9,762          --     159,328          --            --           --
Shares redeemed......... (7,991,980) (3,381,223) (5,234,874) (1,979,542) (105,300,623) (60,144,019)
                         ----------  ----------  ----------  ----------  ------------  -----------
Net increase of trust
 shares................. (1,011,624)   (323,709)    264,054     812,638     5,202,373   18,253,102
                         ==========  ==========  ==========  ==========  ============  ===========

                             FINANCIAL HIGHLIGHTS
                             PER SHARE INFORMATION
             (BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                          THE AAL SMALLER COMPANY
                                   ------------------------------------------
                                                      YEAR        SIX MONTHS
                                   PERIOD ENDED      ENDED          ENDED
                                     4/30/94        4/30/95        10/31/95
                                   ------------   ------------   ------------
 Net asset value: Beginning of
 Period..........................        $10.00         $10.38         $10.92
 INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income...........        (0.044)        (0.054)        (0.046)
 Net realized and unrealized gain
 (loss) on investments...........         0.424          0.594          3.446
                                   ------------   ------------   ------------
 Total From Investment
 Operations......................         0.380          0.540          3.400
                                   ------------   ------------   ------------
 DISTRIBUTIONS FROM:
 Net investment income...........            --             --             --
 Net realized capital gains......            --             --             --
                                   ------------   ------------   ------------
 Total distributions.............         0.000          0.000          0.000
                                   ------------   ------------   ------------
 Net increase (decrease) in net
 asset value.....................         0.380          0.540          3.400
 Net asset value:
 End of Period...................        $10.38         $10.92         $14.32
                                   ============   ============   ============
 Total Return(e).................          3.80%          5.20%         31.14%
 Net Assets: End of Period.......  $142,529,469   $220,792,070   $304,768,025
 Ratio of expenses to average net
 assets(a)(b)....................          1.72%          1.54%          1.48%
 Ratio of net investment income
 to average net assets(a)(c).....         (1.14)%        (0.77)%        (0.73)%
 Portfolio turnover rate.........         55.49%         88.18%         43.78%

                             PER SHARE INFORMATION
             (BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                           THE AAL CAPITAL GROWTH FUND
                   --------------------------------------------------------------------------------------------------------------
                     PERIOD                                                                 YEAR          YEAR
                      ENDED      YEAR ENDED   PERIOD ENDED   YEAR ENDED    YEAR ENDED      ENDED         ENDED           YEAR
                     4/30/88       4/30/89      4/30/90       4/30/91       4/30/92       4/30/93       4/30/94     ENDED 4/30/95
                   -----------   -----------  ------------  ------------  ------------  ------------  ------------  --------------
 Net asset value:
 Beginning of
 Period..........       $10.00         $8.36         $9.84        $10.72        $12.42        $14.06        $14.83          $14.49
 INCOME FROM
 INVESTMENT
 OPERATIONS
 Net investment
 income..........        0.112         0.218         0.233         0.271         0.276         0.284          .296           0.274
 Net realized and
 unrealized gain
 (loss) on
 investments.....       (1.709)        1.466         0.889         1.726         1.659         0.761        (0.287)          1.699
                   -----------   -----------  ------------  ------------  ------------  ------------  ------------  --------------
 Total From
 Investment
 Operations......       (1.597)        1.684         1.122         1.997         1.935         1.045         0.009           1.975
                   -----------   -----------  ------------  ------------  ------------  ------------  ------------  --------------
 DISTRIBUTIONS
 FROM:
 Net investment
 income..........       (0.043)       (0.204)       (0.242)       (0.269)       (0.280)       (0.274)       (0.286)         (0.298)
 Net realized
 capital gains...           --            --            --        (0.028)       (0.015)       (0.001)       (0.063)         (0.605)
                   -----------   -----------  ------------  ------------  ------------  ------------  ------------  --------------
 Total
 distributions...       (0.043)       (0.204)       (0.242)       (0.297)       (0.295)       (0.275)       (0.349)         (0.903)
                   -----------   -----------  ------------  ------------  ------------  ------------  ------------  --------------
 Net increase
 (decrease) in
 net asset value.       (1.640)        1.480         0.880         1.700         1.640         0.770        (0.340)          1.070
 Net asset value:
 End of Period...        $8.36         $9.84        $10.72        $12.42        $14.06        $14.83        $14.49          $15.55
                   ===========   ===========  ============  ============  ============  ============  ============  ==============
 Total Return (e)       (15.95)%       20.46%        11.45%        18.93%        15.77%         7.52%         0.00%          14.37%
 Net Assets: End
 of Period.......  $23,672,346   $48,915,003  $119,731,099  $209,055,868  $423,231,713  $714,184,330  $868,850,190  $1,032,168,121
 Ratio of
 expenses to
 average net
 assets(a)(b)....         1.50%         1.50%         1.44%         1.41%         1.28%         1.20%         1.18%           1.17%
 Ratio of net
 investment
 income to
 average net
 assets(a)(c)....         2.61%         2.80%         2.56%         2.59%         2.27%         2.15%         2.07%           1.89%
 Portfolio
 turnover rate...         1.36%         2.78%         1.43%         2.26%         1.11%         2.99%        40.60%          33.34%

             THE AAL CAPITAL GROWTH FUND
             ---------------------------
                      SIX MONTHS
                         ENDED
                        10/31/95
                      -----------
 Net asset value:
 Beginning of
 Period..........          $15.55
 INCOME FROM
 INVESTMENT
 OPERATIONS
 Net investment
 income..........           0.115
 Net realized and
 unrealized gain
 (loss) on
 investments.....           1.822
                   --------------
 Total From
 Investment
 Operations......           1.937
                   --------------
 DISTRIBUTIONS
 FROM:
 Net investment
 income..........          (0.117)
 Net realized
 capital gains...              --
                   --------------
 Total
 distributions...          (0.117)
                   --------------
 Net increase
 (decrease) in
 net asset value.           1.820
 Net asset value:
 End of Period...          $17.37
                   ==============
 Total Return (e)           12.44%
 Net Assets: End
 of Period.......  $1,185,177,737
 Ratio of
 expenses to
 average net
 assets(a)(b)....            1.15%
 Ratio of net
 investment
 income to
 average net
 assets(a)(c)....            1.38%
 Portfolio
 turnover rate...           19.86%

                             PER SHARE INFORMATION
             (BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                             THE AAL UTILITIES FUND
                                       ---------------------------------------
                                         PERIOD                    SIX MONTHS
                                          ENDED      YEAR ENDED       ENDED
                                         4/30/94       4/30/95      10/31/95
                                       -----------   -----------   -----------
 Net asset value: Beginning of
 Period..............................       $10.00         $9.95         $9.47
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income...............        0.022         0.338         0.177
 Net realized and unrealized gain
 (loss) on investments...............       (0.072)       (0.498)        1.253
                                       -----------   -----------   -----------
 Total From Investment Operations....       (0.050)       (0.160)        1.430
                                       -----------   -----------   -----------
 DISTRIBUTIONS FROM:
 Net investment income...............           --        (0.320)       (0.170)
 Net realized capital gains(d).......           --            --            --
                                       -----------   -----------   -----------
 Total distributions.................        0.000        (0.320)       (0.170)
                                       -----------   -----------   -----------
 Net increase (decrease) in net asset
 value...............................       (0.050)       (0.482)        1.260
 Net asset value:
 End of Period.......................        $9.95         $9.47        $10.73
                                       ===========   ===========   ===========
 Total Return (e)....................        (0.50)%       (1.51)%       15.19%
 Net Assets: End of Period...........  $15,423,861   $70,861,404   $85,955,544
 Ratio of expenses to average net
 assets(a)(b)........................         1.60%         1.19%         1.26%
 Ratio of net investment income to
 average net assets(a)(c)............         5.12%         4.08%         3.46%
 Portfolio turnover rate.............         0.00%        24.65%        12.37%

                             PER SHARE INFORMATION
             (BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                   THE AAL BOND FUND
                   -----------------------------------------------------------------------------------------------------------
                     PERIOD                                   YEAR          YEAR          YEAR          YEAR           YEAR
                      ENDED     YEAR ENDED   YEAR ENDED      ENDED         ENDED         ENDED         ENDED          ENDED
                     4/30/88      4/30/89      4/30/90      4/30/91       4/30/92       4/30/93       4/30/94        4/30/95
                   -----------  -----------  -----------  ------------  ------------  ------------  ------------   ------------
 Net asset value:
 Beginning of
 Period..........       $10.00        $9.64        $9.33         $9.25         $9.76        $10.02        $10.61          $9.69
 INCOME FROM
 INVESTMENT
 OPERATIONS
 Net investment
 income..........        0.602        0.826        0.806         0.772         .0721         0.661         0.584          0.580
 Net realized and
 unrealized gain
 (loss) on
 investments.....       (0.360)      (0.255)      (0.080)        0.510         0.273         0.627        (0.660)        (0.078)
                   -----------  -----------  -----------  ------------  ------------  ------------  ------------   ------------
 Total From
 Investment
 Operations......        0.242        0.571        0.726         1.282         0.994         1.288        (0.076)         0.502
                   -----------  -----------  -----------  ------------  ------------  ------------  ------------   ------------
 DISTRIBUTIONS
 FROM:
 Net investment
 income..........       (0.602)      (0.826)      (0.806)       (0.772)       (0.721)       (0.661)       (0.584)        (0.580)
 Net realized
 capital
 gains(d)........           --       (0.055)          --            --        (0.013)       (0.037)       (0.260)        (0.002)
                   -----------  -----------  -----------  ------------  ------------  ------------  ------------   ------------
 Total
 distributions...       (0.602)      (0.881)      (0.806)       (0.772)       (0.734)       (0.698)       (0.844)        (0.582)
                   -----------  -----------  -----------  ------------  ------------  ------------  ------------   ------------
 Net increase
 (decrease) in
 net asset value.       (0.360)      (0.310)      (0.080)        0.510         0.260         0.590        (0.920)        (0.080)
 Net asset value:
 End of Period...        $9.64        $9.33        $9.25         $9.76        $10.02        $10.61         $9.69          $9.61
                   ===========  ===========  ===========  ============  ============  ============  ============   ============
 Total Return (e)         2.56%        6.21%        7.84%        14.34%        10.47%        13.22%        (0.99)%         5.47%
 Net Assets: End
 of Period.......  $20,938,863  $54,006,123  $94,937,997  $139,228,954  $229,309,955  $370,219,492  $442,962,543   $429,355,163
 Ratio of
 expenses to
 average net
 assets(a)(b)....         0.75%        0.83%        0.98%         1.00%         1.03%         1.03%         1.02%          1.03%
 Ratio of net
 investment
 income to
 average net
 assets(a)(c)....         8.67%        8.86%        8.38%         8.06%         7.19%         6.35%         5.61%          6.12%
 Portfolio
 turnover rate...        85.88%       54.49%       38.00%         6.39%        12.18%        26.12%        27.75%         44.57%

                THE AAL BOND FUND
                -----------------
                    SIX MONTHS
                       ENDED
                     10/31/95
                   ------------
 Net asset value:
 Beginning of
 Period..........         $9.61
 INCOME FROM
 INVESTMENT
 OPERATIONS
 Net investment
 income..........         0.297
 Net realized and
 unrealized gain
 (loss) on
 investments.....         0.340
                   ------------
 Total From
 Investment
 Operations......         0.637
                   ------------
 DISTRIBUTIONS
 FROM:
 Net investment
 income..........        (0.297)
 Net realized
 capital
 gains(d)........            --
                   ------------
 Total
 distributions...        (0.297)
                   ------------
 Net increase
 (decrease) in
 net asset value.         0.340
 Net asset value:
 End of Period...         $9.95
                   ============
 Total Return (e)          6.69%
 Net Assets: End
 of Period.......  $441,506,010
 Ratio of
 expenses to
 average net
 assets(a)(b)....          1.04%
 Ratio of net
 investment
 income to
 average net
 assets(a)(c)....          5.95%
 Portfolio
 turnover rate...         63.83%

                             PER SHARE INFORMATION
             (BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                            THE AAL MUNICIPAL BOND FUND
                   -----------------------------------------------------------------------------------------------------------
                     PERIOD        YEAR         YEAR          YEAR          YEAR          YEAR          YEAR          YEAR
                      ENDED        ENDED        ENDED        ENDED         ENDED         ENDED         ENDED         ENDED
                     4/30/88      4/30/89      4/30/90      4/30/91       4/30/92       4/30/93       4/30/94       4/30/95
                   -----------  -----------  -----------  ------------  ------------  ------------  ------------  ------------
Net asset value:
Beginning of
Period...........       $10.00        $9.72        $9.74         $9.70        $10.13        $10.36        $10.99        $10.56
INCOME FROM
INVESTMENT
OPERATIONS.......
Net investment
income...........        0.398        0.599        0.608         0.616         0.598         0.571         0.539         0.523
Net realized and
unrealized gain
(loss) on
investments......       (0.280)       0.020       (0.035)        0.434         0.234         0.631        (0.410)        0.186
                   -----------  -----------  -----------  ------------  ------------  ------------  ------------  ------------
Total From
Investment
Operations.......        0.118        0.619        0.573         1.050         0.832         1.202         0.129         0.709
                   -----------  -----------  -----------  ------------  ------------  ------------  ------------  ------------
DISTRIBUTIONS
FROM:
 Net investment
 income..........       (0.398)      (0.599)      (0.608)       (0.616)       (0.598)       (0.571)       (0.539)       (0.523)
 Net realized
 capital
 gains(d)........           --           --       (0.005)       (0.004)       (0.004)       (0.001)       (0.020)       (0.056)
                   -----------  -----------  -----------  ------------  ------------  ------------  ------------  ------------
Total
distributions....       (0.398)      (0.599)      (0.613)       (0.620)       (0.602)       (0.572)       (0.559)       (0.579)
                   -----------  -----------  -----------  ------------  ------------  ------------  ------------  ------------
Net increase
(decrease) in net
asset value......       (0.280)       0.020       (0.040)        0.430         0.230         0.630        (0.430)        0.130
Net asset value:
End of Period....        $9.72        $9.74        $9.70        $10.13        $10.36        $10.99        $10.56        $10.69
                   ===========  ===========  ===========  ============  ============  ============  ============  ============
Total Return (e).         1.29%        6.53%        5.93%        11.12%         8.39%        11.84%         1.04%         7.01%
Net Assets: End
of Period........  $10,031,478  $41,217,475  $78,844,594  $114,953,939  $172,494,589  $271,319,546  $370,568,847  $377,765,861
Ratio of expenses
to average net
assets(a)(b).....         1.50%        0.94%        0.90%         0.90%         0.95%         1.00%         0.99%         0.98%
Ratio of net
investment income
to average net
assets(a)(c).....         5.72%        6.30%        6.13%         6.21%         5.81%         5.32%         4.87%         5.01%
Portfolio
turnover rate....        20.83%       29.24%       30.83%        13.63%         0.74%         3.41%        10.15%       172.49%

            THE AAL MUNICIPAL BOND FUND
            ---------------------------
                    SIX MONTHS
                      ENDED
                     10/31/95
                   ------------
Net asset value:
Beginning of
Period...........        $10.69
INCOME FROM
INVESTMENT
OPERATIONS.......
Net investment
income...........         0.259
Net realized and
unrealized gain
(loss) on
investments......         0.390
                   ------------
Total From
Investment
Operations.......         0.649
                   ------------
DISTRIBUTIONS
FROM:
 Net investment
 income..........        (0.259)
 Net realized
 capital
 gains(d)........            --
                   ------------
Total
distributions....        (0.259)
                   ------------
Net increase
(decrease) in net
asset value......         0.390
Net asset value:
End of Period....        $11.08
                   ============
Total Return (e).          6.14%
Net Assets: End
of Period........  $400,571,310
Ratio of expenses
to average net
assets(a)(b).....         0.98%
Ratio of net
investment income
to average net
assets(a)(c).....         4.67%
Portfolio
turnover rate....        71.20%

                             PER SHARE INFORMATION
             (BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                         THE AAL MONEY MARKET FUND
                   --------------------------------------------------------------------------------------------------------
                     PERIOD        YEAR          YEAR          YEAR          YEAR         YEAR         YEAR         YEAR
                     ENDED        ENDED         ENDED         ENDED         ENDED         ENDED        ENDED        ENDED
                    4/30/88      4/30/89       4/30/90       4/30/91       4/30/92       4/30/93      4/30/94      4/30/95
                   ----------  ------------  ------------  ------------  ------------  -----------  -----------  -----------
Net asset value:
Beginning of
Period...........       $1.00         $1.00         $1.00         $1.00         $1.00        $1.00        $1.00        $1.00
INCOME FROM
INVESTMENT
OPERATIONS
Net investment
income...........       0.009         0.078         0.079         0.068         0.045        0.025        0.019        0.038
Net realized and
unrealized gain
(loss) on
investments......       0.000         0.000         0.000         0.000         0.000        0.000        0.000        0.000
                   ----------  ------------  ------------  ------------  ------------  -----------  -----------  -----------
Total From
Investment
Operations.......       0.009         0.078         0.079         0.068         0.045        0.025        0.019        0.038
                   ----------  ------------  ------------  ------------  ------------  -----------  -----------  -----------
DISTRIBUTIONS
FROM:
 Net investment
 income..........      (0.009)       (0.078)       (0.079)       (0.068)       (0.045)      (0.025)      (0.019)      (0.038)
 Net realized
 capital
 gains(d)........       0.000         0.000         0.000         0.000         0.000        0.000        0.000           --
                   ----------  ------------  ------------  ------------  ------------  -----------  -----------  -----------
Total
distributions....      (0.009)       (0.078)       (0.079)       (0.068)       (0.045)      (0.025)      (0.019)      (0.038)
                   ----------  ------------  ------------  ------------  ------------  -----------  -----------  -----------
Net increase
(decrease) in net
asset value......       0.000         0.000         0.000         0.000         0.000        0.000        0.000        0.000
Net asset value:
End of Period....       $1.00         $1.00         $1.00         $1.00         $1.00        $1.00        $1.00        $1.00
                   ==========  ============  ============  ============  ============  ===========  ===========  ===========
Total Return (e).        0.91%         8.10%         8.24%         7.07%         4.54%        2.53%        1.95%        3.92%
Net Assets: End
of Period........  $7,990,507  $143,217,501  $223,447,573  $228,465,749  $147,584,931  $83,274,493  $65,008,303  $70,210,675
Ratio of expenses
to average net
assets(a)(b).....        0.07%         0.76%         1.04%         1.07%         1.11%        1.13%        1.26%        1.17%
Ratio of net
investment income
to average net
assets(a)(c).....        7.06%         8.29%         7.84%         6.85%         4.56%        2.53%        2.00%        3.95%
Portfolio
turnover rate....         N/A           N/A           N/A           N/A           N/A          N/A          N/A          N/A

            THE AAL MONEY MARKET FUND
            -------------------------
                    SIX MONTHS
                      ENDED
                     10/31/95
                   -----------
Net asset value:
Beginning of
Period...........        $1.00
INCOME FROM
INVESTMENT
OPERATIONS
Net investment
income...........        0.024
Net realized and
unrealized gain
(loss) on
investments......        0.000
                   -----------
Total From
Investment
Operations........        0.024
                   -----------
DISTRIBUTIONS
FROM:
 Net investment
 income..........       (0.024)
 Net realized
 capital
 gains(d)........           --
                   -----------
Total
distributions....       (0.024)
                   -----------
Net increase
(decrease) in net
asset value......        0.000
Net asset value:
End of Period....        $1.00
                   ===========
Total Return (e).         2.35%
Net Assets: End
of Period........  $88,463,777
Ratio of expenses
to average net
assets(a)(b).....         1.19%
Ratio of net
investment income
to average net
assets(a)(c).....         4.75%
Portfolio
turnover rate....          N/A

(a) Calculated on an annualized basis.

(b) Computed after giving effect to Adviser's expense limitation undertaking. If the Funds had paid all of their expenses, the ratios would have been as follows:

                                                                                             SIX
                         PERIOD   YEAR    YEAR    YEAR    YEAR    YEAR    YEAR     YEAR     MONTHS
                          ENDED   ENDED   ENDED   ENDED   ENDED   ENDED   ENDED    ENDED    ENDED
                         4/30/88 4/30/89 4/30/90 4/30/91 4/30/92 4/30/93 4/30/94  4/30/95  10/31/95
                         ------- ------- ------- ------- ------- ------- -------  -------  --------
The AAL Smaller Company
Stock Fund..............    --      --      --      --      --      --    1.73%    1.54%     1.48%
The AAL Capital Growth
Fund....................  1.91%   1.77%   1.49%   1.41%   1.28%   1.20%   1.18%    1.17%     1.15%
The AAL Utilities Fund..    --      --      --      --      --      --    2.91%    1.19%     1.26%
The AAL Bond Fund.......  1.83%   1.37%   1.22%   1.17%   1.08%   1.03%   1.02%    1.03%     1.04%
The AAL Municipal Bond
Fund....................  2.28%   1.46%   1.14%   1.10%   1.04%   1.00%   0.99%    0.98%     0.98%
The AAL Money Market
Fund....................  1.76%   1.18%   1.04%   1.07%   1.11%   1.27%   1.50%    1.42%     1.44%

(c) If the Funds had paid all of their expenses the ratios would have been as follows:

                                                                                             SIX
                         PERIOD   YEAR    YEAR    YEAR    YEAR    YEAR    YEAR     YEAR     MONTHS
                          ENDED   ENDED   ENDED   ENDED   ENDED   ENDED   ENDED    ENDED    ENDED
                         4/30/88 4/30/89 4/30/90 4/30/91 4/30/92 4/30/93 4/30/94  4/30/95  10/31/95
                         ------- ------- ------- ------- ------- ------- -------  -------  --------
The AAL Smaller Company
Stock Fund..............    --      --      --      --      --      --   (1.14%)  (0.77%)   (0.73%)
The AAL Capital Growth
Fund....................  2.21%   2.54%   2.51%   2.59%   2.27%   2.15%   2.07%    1.89%     1.38%
The AAL Utilities Fund..    --      --      --      --      --      --    3.81%    4.08%     3.46%
The AAL Bond Fund.......  7.59%   8.32%   8.13%   7.89%   7.14%   6.35%   5.61%    6.12%     5.95%
The AAL Municipal Bond
Fund....................  4.95%   5.79%   5.89%   6.01%   5.72%   5.32%   4.87%    5.01%     4.67%
The AAL Money Market
Fund....................  5.37%   7.87%   7.84%   6.85%   4.56%   2.38%   1.75%    3.70%     4.50%

(d) The Funds had the following per share short-term capital gain distributions during the fiscal year ended April 30, 1995: The AAL Capital Growth Fund
    $.0006; The AAL Bond Fund $.0028; and The AAL Municipal Bond Fund $.0008.

(e) Total return calculations are based on net amount invested.

                            [AAL LOGO APPEARS HERE]

                             The AAL Mutual Funds
       ----------------------------------------------------------------
                222 West College Avenue, Appleton, WI 54919-0007
                                  800-553-6319


Board of Trustees
-------------------------------------------------------------------------------
 John H. Pender                                D. W. Russler
   Chairman of the Board                       F. Gregory Campbell
 Richard L. Gady                               Richard L. Gunderson
 Lawrence M. Woods

Officers
-------------------------------------------------------------------------------
 John H. Pender                                Robert G. Same
   President                                     Secretary
 H. Michael Spence                             Terrance P. Gallagher
   Vice President                                Treasurer

Investment Adviser & Distributor
-------------------------------------------------------------------------------
 AAL Capital Management Corporation
 222 West College Avenue
 Appleton, WI 54919-0007

Custodian, Transfer Agent & Disbursing Agent
-------------------------------------------------------------------------------
 Firstar Trust Company
 615 East Michigan Street
 P.O. Box 2981
 Milwaukee, WI 53201-2981

Legal Counsel
-------------------------------------------------------------------------------
 Quarles & Brady
 411 East Wisconsin Avenue
 Milwaukee, WI 53202